As filed with the Securities and Exchange Commission on May 1, 1998

                                                       Registration Nos. 33-8214
                                                                        811-4813

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             |X|

               Pre-Effective Amendment No.                          | |

               Post-Effective Amendment No. 89                      |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |X|

               Amendment No. 93                                     |X|
                       (Check appropriate box or boxes.)

                                 ---------------

                     Standish, Ayer & Wood Investment Trust
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
               --------------------------------------------------
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (617) 375-1760

                              ERNEST V. KLEIN, Esq.
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109
                     ---------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    |X| Immediately upon filing pursuant to Rule 485(b)

    |_| On [Date] pursuant to Rule 485(b)

    |_| 60 days after filing pursuant to Rule 485(a)(1)

    |_| On [Date] pursuant to Rule 485(a)(1)

    |_| 75 days after filing pursuant to Rule 485(a)(2)

    |_| On [Date] pursuant to Rule 485(a)(2)

                             ----------------------

      This Post-Effective Amendment has been executed by Standish, Ayer & Wood Master Portfolio.

                     STANDISH, AYER & WOOD INVESTMENT TRUST*

                  Cross-Reference Sheet Pursuant to Rule 495(a)

Part A                                    Prospectus
Form Item                                 Cross-Reference
---------                                 ---------------

Item 1       Cover Page                   Cover Page

Item 2       Synopsis                     "Expense Information"

Item 3       Condensed Financial          Not Applicable

Item 4       General Description          Cover Page, "The Funds and Their
              of Registrant               Shares", "Investment Objective and
                                          Policies", "Description of Securities
                                          and Related Risks", "Investment
                                          Techniques and Related Risks" and
                                          "Information about the Master-Feeder
                                          Structure"

Item 5       Management of the Fund       "Management" and "Custodian,
                                          Transfer Agent and Dividend
                                          Disbursing Agent"

Item 6       Capital Stock and            "The Funds and Their Shares",
              Other Securities            "Purchase of Shares", "Redemption of
                                          Shares", "Dividends and Distributions"
                                          and "Federal Income Taxes"

Item 7       Purchase of Securities       Cover Page and "Purchase of
              Being Offered               Shares"

Item 8       Redemption or Repurchase     "Redemption of Shares"

Item 9       Pending Legal Proceedings    Not Applicable

--------
      *This Post-Effective Amendment to the Registrant's Registration Statement is being filed with respect to the following series of the Registrant: Standish Equity Asset Fund, Standish Small Capitalization Equity Asset Fund, Standish Fixed Income Asset Fund and Standish Global Fixed Income Asset Fund. The Prospectuses and Statements of Additional Information for the other series of the Registrant are not effected hereby and, therefore, are not included herewith.

                                          Statement of Additional
                                          -----------------------
Part B                                    Information Cross-
------                                    ------------------
Form Item                                 Reference
---------                                 ---------

Item 10.    Cover Page                    Cover Page

Item 11.    Table of Contents             "Contents"

Item 12.    General Information
             and History                  Not Applicable

Item 13.    Investment Objectives         "Investment Objective and
             and Policies                 and Policies" and "Investment
                                          Restrictions"

Item 14.    Management of the Fund        "Management"

Item 15.    Control Persons and           "Management"
             Principal Holders
             of Securities

Item 16.    Investment Advisory and       "Management"
             Other Services

Item 17.    Brokerage Allocation          "Portfolio Transactions"

Item 18.    Capital Stock and             "The Funds and Their Shares"
             Other Securities

Item 19.    Purchase, Redemption          "Redemption of Shares" and
             and Pricing of Securities    "Determination of Net Asset
             Being Offered                Value"

Item 20.    Tax Status                    "Taxation"

Item 21.    Underwriters                  Not Applicable

Item 22.    Calculation of                "Calculation of Performance
             Performance Data             Data"

Item 23.    Financial Statements          "Experts and Financial Statements"

                                            [STANDISH LOGO] STANDISH FUNDS(SM)
--------------------------
The Standish
Group of
Asset Funds
                                            Prospectus

Standish Equity
Asset Fund

Standish Small
Capitalization
Equity Asset Fund

Standish Fixed Income
Asset Fund

Standish Global Fixed
Income Asset Fund
--------------------------


                                                                     May 1, 1998

Standish Group of Asset Funds
--------------------------------------------------------------------------------

      The Standish Group of Asset Funds includes the Standish Equity Asset Fund (the "Equity Fund"), Standish Small Capitalization Equity Asset Fund (the "Small Cap Fund"), Standish Fixed Income Asset Fund (the "Fixed Income Fund") and the Standish Global Fixed Income Asset Fund (the "Global Fixed Income Fund"). The Equity, Small Cap and Fixed Income Funds are each organized as a separate diversified investment series of Standish, Ayer & Wood Investment Trust (the "Trust"), an open end investment company. The Global Fixed Income Fund is organized as a separate non-diversified investment series of the Trust. Each Fund is a feeder fund in the master-feeder structure and invests exclusively in a master fund, an open-end investment company of similar name (each, a "Portfolio"). Standish, Ayer & Wood, Inc. ("Standish") is the investment adviser to the Equity Portfolio, Small Capitalization Equity Portfolio and the Fixed Income Portfolio and its affiliate, Standish International Management Company, L.P. ("SIMCO"), is the investment adviser to the Global Fixed Income Portfolio. Standish and SIMCO are referred to in the Prospectus as the "Adviser" or the "Advisers."


      Prospective investors can obtain more information about the Funds, including an application and Investor Guide, by calling Standish Fund Distributors, L.P. at (800) 729-0066 or by visiting our Website at www.standishfunds.com.


      Standish has been providing investment counseling to mutual funds, other institutional investors and high net worth individuals for more than sixty years. Standish offers a broad array of investment services that includes U.S., international and global management of fixed income and equity securities for mutual funds and separate accounts. SIMCO serves as Standish's international research and investment arm for both debt and equity securities in all countries outside of the United States. Privately held by twenty-one employee/directors and headquartered in Boston, Massachusetts, Standish employs over eighty investment professionals with a total staff of more than two hundred.


      This Prospectus, dated May 1, 1998, sets forth concisely the information about the Funds that a prospective investor should know before investing and should be retained for future reference. Additional information has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated November 26, 1997, as amended or supplemented from time to time. The Statement of Additional Information is incorporated by reference into this Prospectus and is available without charge upon request by calling (800) 729-0066. The SEC maintains a Website (http://www.sec.gov) that contains the SAI and other information regarding the Funds and the Portfolios.


      Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. An investment in shares of the Funds involves investment risks, including possible loss of principal.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


      Shares of the Funds may be purchased by entities ("Account Administrators") that provide omnibus accounting services for groups of individuals who beneficially own Fund shares ("Omnibus Accounts"). Omnibus Accounts include pension and retirement plans (such as 401(k) plans, 457 plans and 403(b) plans), and programs through which personal and or account maintenance services are provided to groups of individuals -- whether or not such individuals invest on a tax-deferred basis. Individual investors may only purchase Fund shares through their Omnibus Account Administrators. See "Purchase of Shares" on page 18 for further information.

      No sales commissions or other transaction charges are imposed by the Trust or Standish Fund Distributors, although Account Administrators may impose such charges and the Funds may compensate Account Administrators for providing services for the benefit of participants in the Omnibus Accounts. Unless waived by the Funds, the minimum initial investment by an Omnibus Account is $100,000.

Shares of the funds are not available for sale in every state. This Prospectus is not intended to be an offer to sell shares, nore may an offer to purchase shares be accepted from investors, in thos states where shares of the Funds may not legally be sold. Contact Standish Fund Distributors to determine whether the Funds are available in your state.




Standish Group of Asset Funds           2                            May 1, 1998

Table of Contents
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fund Comparison Highlights ................................................   4

Expense Information .......................................................   6

Investment Objectives and Policies ........................................   7

   The Equity Asset Fund ..................................................   8

   The Small Capitalization Equity Asset Fund .............................   8

   The Fixed Income Asset Fund ............................................   9

   The Global Fixed Income Asset Fund .....................................   9

Description of Securities and Related Risks ...............................   9

   General Risks ..........................................................   9

   Specific Risks .........................................................  11

Investment Techniques and Related Risks ...................................  14

Information about the Master-Feeder Structure .............................  17

Calculation of Performance Data ...........................................  17

Dividends and Distributions ...............................................  18

Purchase of Shares ........................................................  18

Net Asset Value ...........................................................  19

Exchange of Shares ........................................................  19

Redemption of Shares ......................................................  20

Management ................................................................  21

Federal Income Taxes ......................................................  23

The Funds and Their Shares ................................................  23

Principal Underwriter .....................................................  23

Custodian, Transfer Agent and Dividend Disbursing Agent ...................  23

Independent Accountants ...................................................  24

Legal Counsel .............................................................  24

Tax-Certification Instructions ............................................  24
--------------------------------------------------------------------------------

                                                            [STANDISH LOGO]



Standish Group of Asset Funds           3                            May 1, 1998

Fund Comparison Highlights
--------------------------------------------------------------------------------

      The following table highlights information contained in this Prospectus and is qualified in its entirety by the more detailed information contained within. For a complete description of each Fund's distinct investment objective and policies, see "Investment Objectives and Policies," "Description of Securities and Related Risks" and "Investment Techniques and Related Risks." There can be no assurance that a Fund's investment objective will be achieved.

--------------------------------------------------------------------------------
                                                        Small Capitalization
                             Equity Asset Fund           Equity Asset Fund
--------------------------------------------------------------------------------

Investment Objective        Long-term growth of       Long-term growth of
                            capital through           capital through
                            investment primarily in   investment primarily in
                            equity and                equity and
                            equity-related            equity-related
                            securities of companies   securities of small
                            which appear to be        capitalization companies
                            undervalued

--------------------------------------------------------------------------------
Key Strategy                Emphasize stocks          Emphasize rapidly
                            believed to offer above   growing, high quality
                            average potential for     companies with market
                            capital growth through    capitalizations less
                            the use of statistical    than $700 million that
                            modeling techniques and   are involved with value
                            fundamental analysis      added products or
                                                      services
--------------------------------------------------------------------------------

Market Capitalization of    No limit; general range   $700 million or less
Companies Focused on by     is medium to large
the Fund                    capitalization

--------------------------------------------------------------------------------
Foreign Securities          Yes; no limit for         Yes; limited to 15% of
                            securities listed on a    total assets
                            U.S. exchange or traded
                            in the U.S.
                            over-the-counter ("OTC")
                            market but limited to
                            10% of total assets for
                            foreign securities which
                            are not so listed or
                            traded
--------------------------------------------------------------------------------

Benchmark Index             S&P 500                   Russell 2000, Russell
                                                      2000 Growth and S&P 500



Standish Group of Asset Funds           4                            May 1, 1998

Fund Comparison Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        Fixed Income Asset         Global Fixed Income
                               Fund                     Asset Fund
--------------------------------------------------------------------------------

 Investment         Achieve a high level of     Maximize total return while
 Objective          current income,             realizing a market level of
                    consistent with             income consistent with
                    conserving principal and    preserving principal and
                    liquidity, and              liquidity
                    secondarily to seek
                    capital appreciation when
                    changes in interest rates
                    or other economic
                    conditions indicate that
                    capital appreciation may
                    be available without
                    significant risk to
                    principal

--------------------------------------------------------------------------------

 Primary Types of   Fixed income securities     Fixed income securities of (i)
 Obligations        of (i) U.S. and foreign     foreign and U.S. governments
                    governments, and (ii)       and (ii) foreign and U.S.
                    U.S. and foreign            corporations
                    corporations

--------------------------------------------------------------------------------

 Credit Quality     Primarily investment grade  Primarily investment grade

--------------------------------------------------------------------------------

 Below Investment   Yes, up to 15% of total     Yes, up to 15% of total assets
 Grade              assets

--------------------------------------------------------------------------------

 Average Portfolio  Aa/AA                       In range of AA/Aa to A/A
 Quality

--------------------------------------------------------------------------------

 Foreign            Yes; up to 20% of total     Under normal market conditions,
 Securities         assets (including issuers   65% or more of total assets in
 Selected           located in emerging         fixed income securities of
                    markets), no more than      issuers located in at least
                    10% of total assets not     three countries (one of which
                    subject to currency         may be the U.S.)
                    hedging

--------------------------------------------------------------------------------

 Intended Country   Primarily U.S.              No fewer than three different
 Diversification                                countries

--------------------------------------------------------------------------------

 Currency Strategy  Will hedge currencies to    Will hedge currencies to seek
                    seek to protect the U.S.    to protect the U.S. dollar
                    dollars value of at least   value of the Fund's assets
                    half the Fund's foreign
                    investments.

--------------------------------------------------------------------------------

 Benchmark          Lehman Brothers Aggregate   J.P. Morgan Global Government
                    Bond Index                  Bond Index (Hedged)



Standish Group of Asset Funds           5                            May 1, 1998

EXPENSE INFORMATION
--------------------------------------------------------------------------------

      Total operating expenses are estimated and are based on expenses expected to be incurred by the Equity and Small Cap Funds for the fiscal years ending September 30, 1998, and the Fixed Income and Global Fixed Income Funds for the fiscal years ending December 31, 1997, and include estimated expenses of each Fund and its corresponding Portfolio.

--------------------------------------------------------------------------------
                                                                         Global
                                                         Small  Fixed    Fixed
                                                Equity   Cap    Income   Income
                                                 Fund    Fund    Fund     Fund
--------------------------------------------------------------------------------

Shareholder Transaction Expenses
   Maximum Sales Load Imposed on Purchases       None    None    None     None
   Maximum Sales Load Imposed on Reinvested      None    None    None     None
   Dividends
   Deferred Sales Load                           None    None    None     None
   Redemption Fees                               None    None    None     None
   Exchange Fee                                  None    None    None     None

Annual Operating Expenses
(as a percentage
of average net assets)
   Management Fees                              0.50%   0.60%   0.32%    0.40%
   12b-1 Fees                                    None    None    None     None
   Service Fees                                 0.25%   0.25%   0.25%    0.25%
   Other Expenses (After Expense Limitation)*+  0.21%   0.15%   0.06%    0.26%
                                                -----   -----   -----    -----
   Total Operating Expenses
     (After Expense Limitation)*                0.96%   1.00%   0.63%    0.91%
                                                =====   =====   =====    =====

* The Advisers have voluntarily agreed to limit each Fund's Total Operating Expenses (excluding litigation, indemnification, taxes and other extraordinary expenses) to the following percentages of average daily net assets for the Equity and Small Cap Funds' fiscal years ending September 30, 1998: Equity Fund -- 0.96%; Small Cap Fund -- 1.00%; and for the Fixed Income and Global Fixed Income Funds' fiscal years ending December 31, 1997: Fixed Income Fund 0.63%; Global Fixed Income Fund -- 0.91%. These agreements are voluntary and temporary and may be discontinued or revised by the -- Advisers at any time after September 30, 1998 for the Equity and Small Cap Funds and December 31, 1997 for the Fixed Income and Global Fixed Income Funds. In the absence of such agreements, Other Expenses and Total Operating Expenses of the Funds are estimated to be: Equity Fund -- 1.02% and 1.52%; Small Cap Fund -- 0.57% and 1.42%; Fixed Income Fund -- 0.39% and 0.96%; and Global Fixed Income Fund-- 0.68% and 1.33%.

+ Other expenses include custodian and transfer agent fees, registration costs, payments for insurance, and audit and legal services.

Example

      Hypothetically assume that each Fund's annual return is 5% and that its total operating expenses are exactly as described. For every $1,000 invested, an investor would have paid the following expenses if an account were closed after the number of years indicated:
+
--------------------------------------------------------------------------------
                                                                         Global
                                                         Small  Fixed    Fixed
                                                Equity   Cap    Income   Income
                                                 Fund    Fund    Fund     Fund
--------------------------------------------------------------------------------

After 1 Year                                      $10     $10      $6       $9
After 3 Years                                     $31     $32     $20      $29

      The purpose of the above table is to assist investors in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. The Funds are newly organized and have no operating history. The example is included solely for illustrative purpose and should not be considered a representation of future performance of expenses. Actual expenses may be more or less than those shown. See "Management" for additional information about each Fund's expenses.



Standish Group of Asset Funds           6                            May 1, 1998

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

      Each Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio which has the same investment objective as the Fund. This structure, where one fund invests all of its investable assets in another investment company, is described under the caption "Information About the Master-Feeder Structure" below. Since the investment characteristics of each Fund relate directly to those of its corresponding Portfolio, the following is a discussion of the various investments and investment policies of the Portfolios.


Investment Strategy for the Equity Portfolios

      The Equity and Small Cap Portfolios are actively managed diversified portfolios consisting primarily of equity and equity-related securities. Each Portfolio is managed to achieve long-term growth of capital. The Equity Portfolio seeks to achieve its objective by investing primarily in equity and equity-related securities of companies which appear to be undervalued. The Small Cap Portfolio seeks to achieve its objective by focusing on equity and equity-related securities of small capitalization companies. The Small Cap Portfolio invests primarily in securities of companies with market capitalizations less than $700 million.

      Standish seeks to add value to portfolios of equity securities by finding companies with improving business momentum whose securities have reasonable valuations. For the Equity Portfolio, Standish utilizes both quantitative and fundamental analysis to find stocks whose estimates of earnings are being revised upwards but whose valuation does not yet reflect this positive trend. For the Small Cap Portfolio, Standish emphasizes small capitalization companies that have developed strong sector or industry positions and have produced solid balance sheets.

      Equity Securities. The equity and equity-related securities in which the Equity and Small Cap Portfolios invest include exchange-traded and over-the-counter common and preferred stocks but may also include warrants, rights, convertible securities, depositary receipts, depositary shares, trust certificates, shares of other investment companies and real estate investment trusts ("REITs"), limited partnership interests and equity participations. These equity securities may be issued by U.S. or foreign companies, although these Portfolios may not invest to the same extent in securities of foreign issuers.

Investment Strategy for the Fixed Income Portfolios

      The Fixed Income Portfolio is an actively managed diversified portfolio consisting primarily of fixed income securities of U.S. issuers. The Fixed Income Portfolio is managed to achieve a high level of current income, consistent with conserving principal and liquidity, and secondarily to seek capital appreciation when changes in interest rates or other economic conditions indicate that capital appreciation may be available without significant risk to principal The Global Fixed Income Portfolio is an actively managed non-diversified portfolio consisting primarily of fixed income securities denominated in foreign currencies and the U.S. dollar. The Global Fixed Income Portfolio is managed to maximize total return while realizing a market level of income consistent with preserving principal and liquidity.

      The Adviser's primary investment management and research focus is at the security and industry/sector level. The Adviser seeks to add value to each Portfolio's portfolio by selecting undervalued investments, rather than by varying the average maturity of a Portfolio's portfolio to reflect interest rate forecasts. The Adviser utilizes fundamental credit and sector valuation techniques to evaluate what it considers to be less efficient markets and sectors of the fixed income marketplace in an attempt to select securities with the potential for the highest return. With respect to the Global Fixed Income Portfolio, SIMCO emphasizes intermediate-term economic fundamentals relating to foreign countries and emerging markets, rather than focusing on day-to-day fluctuations in a particular currency or in the fixed income markets.

      Fixed Income Securities. The Fixed Income and Global Fixed Income Portfolios may invest in all types of fixed income securities including bonds, notes (including structured or hybrid notes), mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee Dollar instruments, preferred stocks (including convertible preferred stock), listed and unlisted warrants and money market instruments. These fixed income securities may be issued by U.S. and foreign corporations or entities, foreign governments and their political subdivisions, the U.S. Government, its agencies, authorities, instrumentalities or sponsored enterprises and supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development, and international banking institutions and related government agencies.

      Credit Quality. The Fixed Income and Global Fixed Income Portfolios each invest primarily in investment grade fixed income securities, i.e., securities rated at the time of purchase at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("Standard & Poor's"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch") or IBCA, Ltd., or, if unrated, determined by the Adviser to be of comparable credit quality. If a security is rated differently by two or more rating agencies, the Adviser uses the highest rating to compute a Portfolio's credit quality and also to determine the security's rating category. In determining whether unrated securities are of equivalent credit quality, the Adviser may take into account, but will not rely entirely on, ratings assigned by foreign rating agencies. If the rating of a security held by a Portfolio is downgraded below the minimum rating required for the particular Portfolio, the Adviser will determine whether to retain that security in a Portfolio's portfolio.



Standish Group of Asset Funds           7                            May 1, 1998

      Securities rated within the top three investment grade ratings (i.e., Aaa, Aa, A or P-1 by Moody's or AAA, AA, A, A-1 or Duff-1 by Standard & Poor's, Duff, Fitch or IBCA) are generally regarded as high grade obligations. Securities rated Baa or P-2 by Moody's or BBB, A-2 or Duff-2 by Standard & Poor's, Duff, Fitch or IBCA are generally considered medium grade obligations and have some speculative characteristics. Adverse changes in economic conditions or other circumstances are more likely to weaken the medium grade issuer's capability to pay interest and repay principal than is the case for high grade securities. The Fixed Income and Global Fixed Income Portfolios may also invest up to 15% of their total assets in below investment grade fixed income securities. Below investment grade securities, commonly referred to as "junk bonds," carry a higher degree of risk than investment grade securities and are considered speculative by the rating agencies. The Adviser attempts to select for the Portfolios those medium grade and non-investment grade fixed income securities that have the potential for upgrade.

      * * *

      Each Fund's specific investment objective and policies are set forth below and will assist the investor in differentiating each Fund's unique characteristics. Because of the uncertainty inherent in all investments, no assurance can be given that a Fund will achieve its investment objective. See "Description of Securities and Related Risks" and "Investment Techniques and Related Risks" below for additional information.

The Equity Asset Fund

      Investment Objective. The Equity Portfolio's investment objective is to achieve long-term growth of capital through investment primarily in equity and equity-related securities of companies which appear to be undervalued.

      Principal Investments. Under normal circumstances, at least 80% of the Equity Portfolio's total assets are invested in equity and equity-related securities.

      Investment Strategies. The Equity Portfolio follows a disciplined investment strategy, emphasizing stocks which Standish believes offer above average potential for capital growth. Although the precise application of the discipline will vary according to market conditions, Standish intends to use statistical modeling techniques that utilize stock specific factors (e.g., current price earnings ratios, stability of earnings growth, trends in consensus analysts' estimates and measures of earnings results relative to expectations) to identify equity securities that are attractive as purchase candidates. Once identified, these securities will be subject to further fundamental analysis by Standish's professional staff before they are included in the Equity Portfolio's holdings. Securities selected for inclusion in the Equity Portfolio's holdings will represent various industries and sectors.

      Other Investments. The Equity Portfolio may invest without limit in equity and equity-related securities of foreign issuers that are listed on a United States securities exchange or traded in the U.S. over-the-counter ("OTC") market. The Portfolio may not invest more than 10% of its total assets in such securities which are not so listed or traded.

      The Equity Portfolio may invest in debt securities and preferred stocks which are convertible into, or exchangeable for, common stocks. These securities will be rated Aaa, Aa or A by Moody's, or AAA, AA, or A by Standard & Poor's, Duff or Fitch, or, if unrated, determined by Standish to be of comparable credit quality. Up to 5% of the Equity Portfolio's total assets invested in convertible debt securities and preferred stocks may be rated Baa by Moody's or BBB by Standard & Poor's, Duff, or Fitch. The Equity Portfolio may enter into repurchase agreements, engage in short selling and invest in restricted and illiquid securities, although it intends to invest in restricted and illiquid securities on an occasional basis only. The Equity Portfolio may purchase and sell put and call options, enter into futures contracts on U.S. equity indices, purchase and sell options on such futures contracts and engage in currency transactions. See "Description of Securities and Related Risks" and "Investment Techniques and Related Risks" below for additional information.

The Small Capitalization Equity Asset Fund

      Investment Objective. The Small Cap Portfolio's investment objective is to achieve long-term growth of capital through investment primarily in equity and equity-related securities of small capitalization companies.

      Principal Investments. Under normal circumstances, at least 80% of the Small Cap Portfolio's total assets are invested in equity and equity-related securities of small capitalization companies. The Small Cap Portfolio will focus its investments in small capitalization companies that have market capitalizations less than $700 million. When Standish believes that securities of small capitalization companies are overvalued, the Small Cap Portfolio may invest in securities of larger, more mature companies, provided that such investments do not exceed 20% of the Portfolio's total assets. The Small Cap Portfolio may participate in initial public offerings for previously privately held companies which are expected to have market capitalizations less than $700 million after the consummation of the offering, and whose securities are expected to be liquid after the offering.

      Investment Strategies. The Small Cap Portfolio will pursue investments in rapidly growing, high quality companies that are involved with value added products or services. These companies will have market capitalizations less than $700 million, although the Small Cap Portfolio may include securities of larger, more mature companies. Companies with small market capitalizations may have more limited operating histories and/or less experienced management than larger capitalization companies and may pose additional risks.

      Other Investments. The Small Cap Portfolio may invest up to 15% of its total assets in equity and equity-related securities of foreign issuers, including issuers located in emerging markets. The Small Cap Portfolio may enter into repurchase agreements, engage in short selling and invest in restricted and illiquid securities, although it intends to invest in restricted and illiquid securities on an occasional basis only. The Small Cap Portfolio may purchase and sell put and call options, enter into futures



Standish Group of Asset Funds           8                            May 1, 1998
contracts, purchase and sell options on such futures contracts and engage in currency transactions. See "Description of Securities and Related Risks" and "Investment Techniques and Related Risks" below for additional information.


The Fixed Income Asset Fund

      Investment Objective. The Portfolio's investment objective is primarily to achieve a high level of current income, consistent with conserving principal and liquidity, and secondarily to seek capital appreciation when changes in interest rates or other economic conditions indicate that capital appreciation may be available without significant risk to principal.

      Securities. Under normal market conditions, substantially all, and at least 65%, of the Portfolio's total assets are invested in investment grade fixed income securities. The Portfolio may invest up to 20% of its total assets in fixed income securities of foreign corporations and foreign governments and their political subdivisions, including securities of issuers located in emerging markets. No more than 10% of the Portfolio's total assets will be invested in foreign securities not subject to currency hedging transactions back into U.S. dollars.

      The Fixed Income Portfolio purchases securities that pay interest on a fixed, variable, floating, inverse floating, contingent, in-kind or deferred basis. The Portfolio may enter into repurchase agreements and forward dollar roll transactions, purchase zero coupon and deferred-payment securities, buy securities on a when-issued or delayed delivery basis, engage in short sales and purchase shares of other investment companies and REITs. The Portfolio may also enter into various forward foreign currency exchange transactions and foreign currency futures transactions and utilize OTC options to seek to manage the Portfolio's foreign currency exposure. See "Description of Securities and Related Risks" and "Investment Techniques and Related Risks" below for additional information.

      Credit Quality. The Portfolio invests primarily in investment grade fixed income securities. The Portfolio may, however, invest up to 15% of its total assets in securities rated below investment grade, or, if unrated, determined by Standish to be of comparable credit quality. The average dollar-weighted credit quality of the Portfolio's portfolio is expected to be Aa according to Moody's or AA according to Standard & Poor's, Duff or Fitch.

      Maturity. Under normal market conditions, the Portfolio's average dollar-weighted effective portfolio maturity will vary from five to thirteen years.

The Global Fixed Income Asset Fund

      Investment Objective. The Portfolio's investment objective is to maximize total return while realizing a market level of income consistent with preserving principal and liquidity.

      Securities. Under normal market conditions, the Portfolio invests at least 65% of its total assets in fixed income securities of foreign governments or their political subdivisions and companies located in countries around the world, including the United States.

      The Global Fixed Income Portfolio purchases securities that pay interest on a fixed, variable, floating, inverse floating, contingent, in-kind or deferred basis. The Portfolio may enter into repurchase agreements and forward dollar roll transactions, purchase zero coupon and deferred-payment securities, buy securities on a when-issued or delayed delivery basis, lend portfolio securities, engage in short sales and purchase shares of other investment companies and REITs. The Portfolio may also enter into various forward foreign currency exchange transactions and foreign currency futures transactions and utilize OTC options to seek to manage the Portfolio's foreign currency exposure. See "Description of Securities and Related Risks" and "Investment Techniques and Related Risks" below for additional information.

      Country Selection. Under normal market conditions, the Portfolio's assets are invested in securities of issuers located in at least three different countries, one of which may be the United States. The Portfolio intends, however, to invest in no fewer than eight foreign countries. The Portfolio may invest a substantial portion of its assets in one or more of those eight countries. The Portfolio may also invest up to 10% of its total assets in emerging markets generally and may invest up to 3% of its total assets in any one emerging market.

      Credit Quality. The Portfolio invests primarily in investment grade fixed income securities. The Portfolio may, however, invest up to 15% of its total assets in below investment grade securities or, if not rated, judged by SIMCO to be of equivalent credit quality. The average dollar-weighted credit quality of the Portfolio's portfolio is expected to be in a range of Aa to A according to Moody's or AA to A according to Standard & Poor's, Duff, Fitch or IBCA.


Description of Securities and Related Risks

General Risks

      Investments in the Funds involve certain risks. The Fixed Income Portfolio and the Global Fixed Income Portfolio invest primarily in fixed income securities and are subject to risks associated with investments in such securities. These risks include interest rate risk, default risk, and call and extension risk. These Portfolios are also subject to risks associated with investments in below investment grade fixed income securities. The Equity Portfolio and the Small Cap Portfolio invest primarily in equity and equity-related securities and are subject to the risks associated with investments in such securities. Each of the Portfolios is also subject to the risks associated with direct investments in foreign securities.

      Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

      Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations causing a Portfolio to sustain losses on such investments. A default could impact both interest and principal payments.



Standish Group of Asset Funds           9                            May 1, 1998

      Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise a right to pay principal on an obligation earlier than scheduled which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a Portfolio will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise a right to pay principal on an obligation later than scheduled which would cause cash flows to be returned later than expected. This typically results when interest rates have increased and a Portfolio will suffer from the inability to invest in higher yield securities.

      Investing in Foreign Securities. The Global Fixed Income Portfolio invests primarily, and the other Portfolios invest to a lesser extent, in securities of foreign issuers. Investing in the securities of foreign issuers involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Investments in foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

      Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Most foreign securities markets may have substantially less trading volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on divided or interest payments (or in some cases, capital gains), limitations on the removal of funds or other assets, political or social instability or diplomatic developments which could affect investment in those countries.

      Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a Portfolio's investments are denominated relative to the U.S. dollar will affect the Portfolio's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a Portfolio's securities are quoted would reduce the Portfolio's net asset value per share.

      Each Portfolio may enter into forward foreign currency exchange contracts and cross currency forward contracts with banks or other foreign currency brokers or dealers to purchase or sell foreign currencies at a future date and may purchase and sell foreign currency futures contracts and cross-currency futures contracts to seek to hedge against changes in foreign currency exchange rates, although the Equity and the Small Cap Portfolios have no current intention to engage in such transactions. A forward foreign currency exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. A cross-currency forward contract is a forward contract that uses one currency which historically moves in relation to a second currency to hedge against changes in that second currency. See "Strategic Transactions" within the "Investment Techniques and Related Risks" section for a further discussion of the risks associated with currency transactions.

      Emerging Markets. Although each Portfolio invests primarily in securities of established issuers based in developed foreign countries, each Portfolio may also invest in securities of issuers in emerging markets, including issuers in Asia (including Russia), Eastern Europe, Latin and South America, the Mediterranean and Africa. The Fixed Income Portfolio may invest up to 20% of its total assets and the Global, Equity and Small Cap Portfolios may each invest up to 10% of their total assets in issuers located in emerging markets generally and up to 3% of their total assets in issuers of any one specific emerging market country. The Portfolios may also invest in currencies of such countries and may engage in strategic transactions in the markets of such countries. Investment in securities of issuers in emerging markets may involve a high degree of risk and may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization and less social, political and economic stability;
(ii) the small current size of the markets for securities of emerging market issuers and the currently low or nonexistent volume of trading combined with frequent artificial limits on daily price movements, resulting in lack of liquidity and in price uncertainty; (iii) certain national policies which may restrict a Portfolio's investment opportunities, including limitations on aggregate holdings by foreign investors and restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment in private property.



Standish Group of Asset Funds          10                            May 1, 1998

Specific Risks

      The following sections include descriptions of specific risks that are associated with a Portfolio's purchase of a particular type of security or the utilization of a specific investment technique.

      Common Stocks. The Equity and Small Cap Portfolios purchase common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

      Small Capitalization Stocks. The Small Cap Portfolio invests primarily, and the Equity Portfolio may invest to a lesser extent, in securities of small capitalization companies. Although investments in small capitalization companies may present greater opportunities for growth, they also involve greater risks than are customarily associated with investments in larger, more established companies. The securities of small companies may be subject to more volatile market movements than securities of larger, more established companies. Smaller companies may have limited product lines, markets or financial resources, and they may depend upon a limited or less experienced management group. The securities of small capitalization companies may be traded only on the OTC market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. As a result, the disposition by a Portfolio of securities in order to meet redemptions or otherwise may require the Portfolio to sell securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable.

      Convertible Securities. Each Portfolio may invest in convertible debt and preferred stock. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

      Warrants. Each Portfolio may purchase warrants. Warrants acquired by a Portfolio entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Portfolio's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

      Corporate Debt Obligations. The Fixed Income and Global Fixed Income Portfolios may invest in corporate debt obligations and zero coupon securities issued by financial institutions and corporations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

      U.S. Government Securities. Each Portfolio may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association ("GNMA"), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association ("SLMA"), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), or (d) only the credit of the agency. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises in the future. U.S. Government securities also include Treasury receipts, zero coupon bonds, U.S. Treasury inflationary index bonds, deferred interest securities and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently ("STRIPS").

      Sovereign Debt Obligations. The Global Fixed Income and Fixed Income Portfolios may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due, and a Portfolio may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and a Portfolio's net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

      A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

      Brady Bonds. The Global Fixed Income and Fixed Income Portfolios may purchase Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. In light of the history of defaults of countries issuing Brady Bonds on



Standish Group of Asset Funds          11                            May 1, 1998
their commercial bank loans, investments in Brady Bonds may be viewed as speculative. Brady Bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily in U.S. dollars) and are actively traded in OTC secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. U.S. dollar-denominated collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds.

      Obligations of Supranational Entities. The Global Fixed Income and Fixed Income Portfolios may invest in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the Asian Development Bank and the Inter-American Development Bank. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by its governmental members at the entity's call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

      Depositary Receipts and Depositary Shares. The Equity and Small Cap Portfolios may purchase depository receipts and depository shares. Depositary receipts and depositary shares are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities of a U.S. or foreign issuer. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary instruments and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities. Examples of such investments include, but are not limited to, American Depositary Receipts and Shares ("ADRs" and "ADSs"), Global Depositary Receipts and Shares ("GDRs" and GDSs") and European Depositary Receipts and Shares ("EDRs" and EDSs").

      Eurodollar and Yankee Dollar Investments. The Fixed Income and Global Fixed Income Portfolios may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars generally held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. The Fixed Income and Global Fixed Income Portfolios may invest in Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the U.S. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

      Below Investment Grade Securities. Both the Fixed Income and the Global Fixed Income Portfolios may invest up to 15% of their total assets in securities rated below investment grade. Fixed income securities rated below investment grade generally offer a higher yield, but may be subject to a higher risk of default in interest or principal payments than higher rated securities. The market prices of below investment grade securities are generally less sensitive to interest rate changes than higher rated securities, but are generally more sensitive to adverse economic or political changes or, in the case of corporate issuers, to individual company developments. Below investment grade securities also may have less liquid markets than higher rated securities, and their liquidity, as well as their value, may be more severely affected by adverse economic conditions. Adverse publicity and investor perceptions of the market, as well as newly enacted or proposed legislation, may also have a negative impact on the market for below investment grade securities. See the Statement of Additional Information for a detailed description of the ratings assigned to fixed income securities by Moody's, Standard & Poor's, Duff, Fitch and IBCA.

      For the fiscal year ended December 31, 1996, the Fixed Income Portfolio's and Global Fixed Incomes Portfolio's investments, on an average dollar weighted basis, calculated at the end of each month, had the following credit quality characteristics:


Fixed Income Portfolio's

  Investments                       Percentage
  U.S. Government Securities          27.3%
  U.S. Government Agency
    Securities                        21.4%
  Corporate Bonds:
    Aaa or AAA                         5.8%
    Aa or AA                           3.5%
    A                                 10.1%
    Baa or BBB                        18.5%
    Ba or BB                          13.4%
                                     ------
                                     100.0%

Global Fixed Income Portfolio's
  Investments                       Percentage
  U.S. Government Securities           6.5%
  U.S. Government Agency               5.1%
  Corporate Bonds:
    Aaa or AAA                        31.5%
    Aa or AA                          16.8%
    A                                 11.8%
    Baa or BBB                        16.6%
    Ba or BB                          11.7%
                                     ------
                                     100.0%



Standish Group of Asset Funds          12                            May 1, 1998

      Mortgage-Backed Securities. The Fixed Income and Global Fixed Income Portfolios may invest in privately issued mortgage-backed securities and mortgage-backed securities issued or guaranteed by foreign entities or the U.S. Government or any of its agencies, instrumentalaties or sponsored enterprises. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgages whenever they choose. Therefore, mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair a Portfolio's ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-backed securities, increase a Portfolio's exposure to rising interest rates and prevent a Portfolio from taking advantage of such higher yields.

      GNMA securities are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. FNMA securities and FHLMC securities are not backed by the full faith and credit of the U.S. Government; however, these enterprises have the ability to obtain financing from the U.S. Treasury.

      Multiple class securities include collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended ("Code"), and invests in certain mortgages principally secured by interests in real property and other permitted investments. The Portfolios do not intend to purchase residual interests in REMICs.

      Stripped mortgage-backed securities ("SMBS") are derivative multiple class mortgage-backed securities. SMBS are usually structured with two different classes; one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience prepayments of principal at a rate different from what was anticipated, a Portfolio may fail to recoup fully its initial investment in these securities. Although the market for SMBS is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of each Portfolio's limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

      Asset-Backed Securities. The Fixed Income and Global Fixed Income Portfolios may invest in asset-backed securities issued by foreign or U.S. entities. The principal and interest payments on asset-backed securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guaranty or insurance. Like mortgage-backed securities, asset-backed securities are subject to more rapid prepayment of principal than indicated by their stated maturity which may greatly increase price and yield volatility. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets and there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities.

      Zero Coupon and Deferred Payment Securities. The Fixed Income and Global Fixed Income Portfolios may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. A Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because a Fund will distribute its allocable share of this accrued income to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund may need to withdraw cash from the Portfolio, which then will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon and deferred payment securities may be subject to greater fluctuation in value and may have less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

      Structured or Hybrid Notes. The Fixed Income and Global Fixed Income Portfolios may invest in structured or hybrid notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmarks include stock prices, currency



Standish Group of Asset Funds          13                            May 1, 1998
exchange rates and physical commodity prices. Investing in a structured note allows a Portfolio to gain exposure to the benchmark security while fixing the maximum loss that it may experience in the event that the security does not perform as expected. Depending on the terms of the note, a Portfolio may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Portfolio's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark security.

      Inverse Floating Rate Securities. The Fixed Income and Global Fixed Income Portfolios may invest in inverse floating rate securities. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

      Tax-Exempt Securities. Each Portfolio is managed without regard to potential tax consequences. If the Adviser believes that tax-exempt securities will provide competitive returns, the Fixed Income Portfolio may invest up to 10% of its total assets in tax-exempt securities. The Fixed Income Fund's distributions of its share of interest earned from these investments will be taxable.

      Money Market Instruments and Short-Term Securities. Although the Equity and Small Cap Portfolios intend to stay invested in equity and equity-related securities to the extent practical in light of their objectives, each Portfolio may, under normal market conditions, establish and maintain cash balances and purchase money market instruments with maturities of less than one year and short-term interest-bearing fixed income securities with maturities of one to three years ("Short-Term Obligations") to maintain liquidity to meet redemptions. The Small Cap Portfolio may hold up to 20% of its total assets in money market instruments and Short-Term Obligations without regard to the liquidity needs of its portfolio.

      Money market instruments in which the Equity and Small Cap Portfolios invest will be rated at the time of purchase P-1 by Moody's or A-1 or Duff-1 by Standard & Poor's, Duff and Fitch or, if unrated, determined by the Adviser to be of comparable quality. Money market instruments and Short-Term Obligations include obligations issued or guaranteed by the U.S. Government or any of its agencies and instrumentalities, U.S. and foreign commercial paper, bank obligations, repurchase agreements and other debt obligations of U.S. and foreign issuers. At least 95% of the Equity and Small Cap Portfolios' assets that are invested in Short-Term Obligations must be invested in obligations rated at the time of purchase Aaa, Aa, A or P-1 by Moody's or AAA, AA, A, A-1 or Duff-1 by Standard & Poor's, Duff or Fitch or, if unrated, determined by the Adviser to be of comparable credit quality. Up to 5% of their total assets invested in Short-Term Obligations may be invested in obligations rated Baa by Moody's or BBB by Standard & Poor's, Duff or Fitch or, if unrated, determined by the Adviser to be of comparable credit quality. See "Credit Quality" under "Investment Strategy for the Fixed Income Portfolios" for a general discussion of these rating categories.

Investment Techniques and Related Risks

      Strategic Transactions. Each Portfolio may, but is not required to, utilize various investment strategies to seek to hedge market risks (such as interest rates, currency exchange rates and broad or specific equity or fixed income market movements), to manage the effective maturity or duration of fixed income securities (Fixed Income and Global Fixed Income Portfolios only) or to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by each Portfolio may change over time as new instruments and strategies are developed or regulatory changes occur.

      In the course of pursuing their investment objectives, each Portfolio may purchase and sell (write) exchange-listed and OTC put and call options on securities, equity indices (Equity and Small Cap Portfolios only), fixed income indices (Fixed Income and Global Fixed Income Portfolios only), and other financial instruments; purchase and sell financial futures contracts and options thereon; enter into various interest rate transactions such as caps, swaps, floors and collars (Fixed Income and Global Fixed Income Portfolios only); and, to the extent a Portfolio invests in foreign securities or without limit with respect to the Global Fixed Income Portfolio, enter into currency transactions such as forward foreign currency exchange contracts, cross-currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to seek to protect against possible changes in the market value of securities held in or to be purchased for a Portfolio's portfolio resulting from securities markets or currency exchange rate fluctuations, to seek to protect a Portfolio's unrealized gains in the value of portfolio securities, to facilitate the sale of such securities for investment purposes, to seek to manage the effective maturity or duration of the Fixed Income or Global Fixed Income Porfolios' portfolio or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In addition to the hedging transaction referred to in the preceding sentence, Strategic Transactions may also be used to enhance potential gain in circumstances where hedging is not involved.

      The ability of a Portfolio to utilize Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market and currency and interest rate movements, which cannot be assured. Each Portfolio will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The Portfolios' activities involving Strategic Transactions may be limited in order to enable the Funds to satisfy the requirements of the Code for qualification as a regulated investment company.

      Strategic Transactions have risks associated with them including possible default by the other party to the transaction,



Standish Group of Asset Funds          14                            May 1, 1998
illiquidity and, to the extent the Adviser's view as to certain market, interest rate or currency movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. The writing of put and call options may result in losses to a Portfolio, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation a Portfolio can realize on its investments or cause a Portfolio to hold a security it might otherwise sell or sell a security it might otherwise hold.

      The use of options and futures transactions entails certain other risks. Futures markets are highly volatile and the use of futures may increase the volatility of a Portfolio's net asset value. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Portfolio creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Portfolio's position. The writing of options could significantly increase a Portfolio's portfolio turnover rate and associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain over-the counter options may have no markets. As a result, in certain markets, a Portfolio might not be able to close out a transaction without incurring substantial losses. Losses resulting from the use of Strategic Transactions could reduce a Portfolio's net asset value and the net result may be less favorable than if the Strategic Transactions had not been utilized. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the position, at the same time, such transactions can limit any potential gain which might result from an increase in value of such position. The loss incurred by a Portfolio in writing options on futures and entering into futures transactions is potentially unlimited.

      The use of currency transactions can result in a Portfolio incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. Each Portfolio will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for non-hedging purposes to 3% of net assets. In calculating a Portfolio's net loss exposure from such Strategic Transaction, an unrealized gain from a particular Strategic Transaction position would be netted against an unrealized loss from a related position. See the Statement of Additional Information for further information regarding the use of Strategic Transactions.

      When-Issued and Delayed Delivery Securities. The Fixed Income Porfolio may invest up to 15% of its net assets and the Global Fixed Income Portfolio may invest up to 25% of its total assets in when-issued and delayed delivery securities. Although a Portfolio will generally purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, the Portfolios may dispose of these securities prior to settlement, if the Adviser deems it appropriate to do so. The payment obligation and interest rate on these securities is fixed at the time a Portfolio enters into the commitment, but no income will accrue to the Portfolio until they are delivered and paid for. Unless a Portfolio has entered into an offsetting agreement to sell the securities, cash or liquid assets equal to the amount of the Portfolio's commitment must be segregated and maintained with the Portfolio's custodian to secure the Portfolio's obligation and to partially offset the leverage inherent in these securities. The market value of the securities when they are delivered may be less than the amount paid by the Portfolio.

      Portfolio Diversification and Concentration. The Global Fixed Income Portfolio is non-diversified which means that it may invest more than 5% of its total assets in the securities of a single issuer. The other Portfolios are diversified. Investing a significant amount of the Global Fixed Income Portfolio's assets in the securities of a small number of foreign issuers will cause the Portfolio's net asset value to be more sensitive to events affecting those issuers. No Portfolio will concentrate (invest 25% or more of its total assets) in the securities of issuers in any one industry. For purposes of this limitation, the staff of the Securities and Exchange Commission (the "SEC") considers (a) all supranational organizations as a group to be a single industry and (b) each foreign government and its political subdivisions to be a single industry.

      Repurchase Agreements. The Equity, Small Cap, Fixed Income and Global Fixed Income Portfolios may invest up to 10%, 10%, 5% and 25%, respectively, of their net assets in repurchase agreements. In a repurchase agreement, a Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent. Repurchase agreements acquired by a Portfolio will always be fully collateralized as to principal and interest by money market instruments and will be entered into only with commercial banks, brokers and dealers consider creditworthy by the Adviser.

      Forward Roll Transactions. To seek to enhance current income, the Fixed Income Portfolio may invest up to 10% of its net assets and the Global Fixed Income Portfolio may invest up to 5% of its total assets in forward roll transactions involving mortgage-backed securities. In a forward roll trans-action, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed-upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, such as repurchase agreements or other short-term securities, and the income from these investments, together with any additional fee income received on the sale and the amount gained by repurchasing the securities in the future at a lower price, will generate income and gain for the Portfolio which is intended to exceed the yield on the



Standish Group of Asset Funds          15                            May 1, 1998
securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. At the time that a Portfolio enters into a forward roll transaction, it will place cash or liquid assets in a segregated account that is marked to market daily having a value equal to the repurchase price (including accrued interest).

      Leverage. The use of forward roll transactions and reverse repurchase agreements involves leverage. Leverage allows any investment gains made with the additional monies received (in excess of the costs of the forward roll transaction or reverse repurchase agreement) to increase the net asset value of a Portfolio faster than would otherwise be the case. On the other hand, if the additional monies received are invested in ways that do not fully recover the costs of such transactions to a Portfolio, the net asset value of the Portfolio would fall faster than would otherwise be the case.

      Short Sales. Each Portfolio may engage in short sales and short sales against the box. In a short sale, a Portfolio sells a security it does not own in anticipation of a decline in the market value of the security. In a short sale against the box, a Portfolio either owns or has the right to obtain at no extra cost the security sold short. The broker holds the proceeds of the short sale until the settlement date, at which time the Portfolio delivers the security (or an identical security) to cover the short position. The Portfolio receives the net proceeds from the short sale. When a Portfolio enters into a short sale other than against the box, the Portfolio must first borrow the security to make delivery to the buyer and must place cash or liquid assets in a segregated account with the Portfolio's custodian that is marked to market daily. Short sales other than against the box involve unlimited exposure to loss. No securities will be sold short if, after giving effect to any such short sale, the total market value of all securities sold short would exceed 5% of the value of a Portfolio's net assets.

      Securities Loans. To seek to realize additional income, the Global Fixed Income Portfolio may lend a portion of the securities in its portfolio to broker-dealers and financial institutions, who are seeking securities to consummate transactions they are obligated to perform under contract. The market value of securities loaned by the Portfolio may not exceed 20% of the value of the Portfolio's total assets, with a 10% limit for any single borrower. In order to secure their obligations to return securities borrowed from the Portfolio, borrowers will deposit collateral equal to at least 100% of the market value of the borrowed securities, which will be marked to market daily. As is the case with any extension of credit, lending portfolio securities involves certain risks in the event a borrower should fail financially, including delays or inability to recover the loaned securities or foreclose against the collateral. The Adviser, under the supervision of the Boards of Trustees, monitors the creditworthiness of the parties to whom the Portfolio makes securities loans.

      Restricted and Illiquid Securities. Each Portfolio may invest up to 15% of its net assets in illiquid securities; however, the Equity Portfolio and the Small Cap Portfolio invest in these securities only on an occasional basis. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain SMBS, swap transactions, certain OTC options and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy relevant liquidity requirements.

      The Boards of Trustees have adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. The Boards of Trustees however retain oversight and are ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

      Investments in Other Investment Companies. Each Portfolio is permitted to invest up to 10% of its total assets in shares of investment companies and up to 5% of its total assets in any one investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company. Investments in the securities of other investment companies may involve duplication of advisory fees and other expenses. Because certain emerging markets are closed to investment by foreigners, a Portfolio may invest in issuers in those markets primarily through specifically authorized investment funds. In addition, the Portfolios may invest in investment companies that are designed to replicate the composition and performance of a particular index. For example, Standard & Poor's Depositary Receipts ("SPDERs") are exchange-traded shares of a closed-end investment company designed to replicate the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price Index. Another example is World Equity Benchmark Series ("WEBS") which are exchange traded shares of open-end investment companies designed to replicate the composition and performance of publicly traded issuers in particular countries. Investments in index baskets involve the same risks associated with a direct investment in the types of securities included in the baskets.

      Investments in REITs. Each Porfolio may invest in shares of real estate investment trusts, which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation under the Code.

      Portfolio Turnover. A high rate of portfolio turnover (100% or more) involves correspondingly higher transaction costs which must be borne directly by a Fund and thus indirectly by its shareholders. It may also result in a Fund's realization of larger amounts of short-term capital gains, distributions from which



Standish Group of Asset Funds          16                            May 1, 1998

================================================================================
are taxable to shareholders as ordinary income and may, under certain circumstances, make it more difficult for the Fund to qualify as a regulated investment company under the Code.

      Short-Term Trading. Each Portfolio will sell a portfolio security without regard to the length of time such security has been held if, in the Adviser's view, the security meets the criteria for disposal.

      Temporary Defensive Investments. Each Portfolio may adopt a temporary defensive position during adverse market conditions by investing without limit in U.S. and non-U.S. dollar (Global Fixed Income Portfolio only) denominated high quality money market instruments and Short-Term Obligations. The Fixed Income Portfolio may purchase commercial paper of foreign issuers rated P-1 or its equivalent.

      Investment Restrictions. The investment objectives of the Funds and Portfolios are not fundamental and may be changed by the Boards of Trustees without the approval of shareholders. If there is a change in a Fund's investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial situation. Each Portfolio's and Fund's investment policies set forth in this Prospectus are non-fundamental and may be changed without shareholder approval. Each Fund and Portfolio has adopted fundamental policies which may not be changed without the approval of the applicable Fund's shareholders. See "Investment Restrictions" in the Statement of Additional Information. If any percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of a respective Fund's or Portfolio's assets will not constitute a violation of the restriction.

Information about the Master-Feeder Structure

      Each Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, which has an identical investment objective. Each Fund is a feeder fund and its corresponding Portfolio is the master fund in a so-called master-feeder structure.

      In addition to the Funds, other feeder funds invest in these Portfolios, and information about these other feeder funds is available from Standish Fund Distributors. The other feeder funds invest in the Portfolios on the same terms as the Funds and bear a proportionate share of the Portfolios' expenses. The other feeder funds may sell shares on different terms and under a different pricing structure than the Funds, which may produce different investment results.

      There are certain risks associated with an investment in a master-feeder structure. Large scale redemptions by other feeder funds in a Portfolio may reduce the diversification of a Portfolio's investments, reduce economies of scale and increase a Portfolio's operating expenses. If the Portfolio Trust's Board of Trustees approves a change to the investment objective of a Portfolio that is not approved by the Trust's Board of Trustees, a Fund would be required to withdraw its investment in the Portfolio and engage the services of an investment adviser or find a substitute master fund. Withdrawal of a Fund's interest in its Portfolio, which may be required by the Trust's Board of Trustees without shareholder approval, might cause the Fund to incur expenses it would not otherwise be required to pay.

      If a Fund is requested to vote on a matter affecting the Portfolio in which it invests, the Fund will call a meeting of its shareholders to vote on the matter. The Fund will then vote on the matter at the meeting of the Portfolio's investors in the same proportion that the Fund's shareholders voted on the matter. The Fund will vote those shares held by its shareholders who did not vote in the same proportion as those Fund shareholders who did vote on the matter.

      A majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust or the Portfolio Trust, as the case may be, have adopted procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are trustees of the Trust and of the Portfolio Trust.

Calculation of Performance Data

      From time to time each Fund may advertise its average annual total return and the Fixed Income Fund and the Global Fixed Income Fund may also advertise their yields. Average annual total return is determined by computing the average annual percentage change in the value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules.

      The "yield" of a Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period (using the average number of shares entitled to receive dividends). For the purpose of determining net investment income, the calculation includes among expenses of the Funds all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated.

      From time to time, a Fund may compare its performance in publications with that of other mutual funds with similar investment objectives, to stock, bond and other relevant indices, and to performance rankings prepared by recognized mutual fund statistical services. In addition, a Fund's performance may be compared to alternative investment or savings vehicles or to indices or indicators of economic activity.

The Equity and Small Cap Funds

      The S&P 500 Index. The S&P 500 Index is a market weighted compilation of 500 common stocks selected on a statistical basis by Standard & Poor's. Total return for the S&P 500 Index assumes reinvestment of dividends. The S&P 500 Index is typically composed of issues in the following sectors: industrial, financial, public utilities and transportation. Most stocks that comprise the S&P 500 Index are traded on the New York Stock Exchange, although some are traded on the American Stock Exchange and in the OTC market.



Standish Group of Asset Funds          17                            May 1, 1998

      The Russell 2000 Index. The Russell 2000 Index is composed of approximately 2,000 small capitalization common stocks and is generally representative of unmanaged small capitalization stocks in the U.S. markets. A company's stock market capitalization is the total market value of its floating outstanding shares.

      The Russell 2000 Growth Index. The Russell 2000 Growth Index is composed of approximately 2,000 small capitalization common stocks and is generally considered to be representative of those Russell 2000 companies with higher price-to-book ratios and forecasted growth.

Fixed Income Fund

      Lehman Government/Corporate Index. This index is considered to be representative of the performance of all domestic, U.S. dollar denominated, fixed rate investment grade bonds.

      Lehman Brothers Aggregate Index. This index is composed of securities from the Lehman Brothers Government/Corporate Bond Index, the Mortgage-Backed Securities Index and the Yankee Bond Index, and is generally considered to be representative of all unmanaged, domestic, U.S. dollar denominated, fixed rate investment grade bonds.

Global Fixed Income Fund

      J.P. Morgan Non-U.S. Government Bond Index (Hedged). This index is generally considered to be representative of unmanaged government bonds in foreign markets.

      J.P. Morgan Global Index. This index is generally considered to be representative of the performance of fixed rate, domestic government bonds from eleven countries.

DIVIDENDS AND DISTRIBUTIONS

      The Equity, Fixed Income and Global Fixed Income Funds' dividends from net investment income will be declared and distributed quarterly. The Small Cap Fund's dividends from net investment income, if any, will be declared and distributed at least annually. Each Fund's dividends from realized capital gains, if any, after reduction by capital losses, will be declared and distributed at least annually. In determining the amounts of its dividends, each Fund will take into account its share of the income, gain or loss, expense, and any other tax items of its corresponding Portfolio. Dividends from net investment income and from capital gains, if any, are automatically reinvested in additional shares of the applicable Fund unless the shareholder elects to receive them in cash.

      The Funds are designed primarily for investors in Omnibus Accounts who seek to maximize total return and who may be in a position to benefit from the reinvestment of the income dividends (if any), paid by the Fixed Income and Global Fixed Income Funds, and any capital gains distributions paid by the Funds on a tax deferred basis. The Funds may also be suitable for other investors, depending upon their investment goals and financial and tax positions. The companies in which the Equity and Small Cap Portfolios invest generally reinvest their earnings, and dividend distributions by the Equity and Small Cap Funds should not be expected.

Purchase of Shares

Who may purchase Fund shares?

      Shares of the Funds may be purchased only for the account of Omnibus Accounts. Because individuals may not purchase Fund shares directly, all orders to purchase Fund shares must be made through the Account Administrator of your Omnibus Account. If the monies you wish to invest in the Funds are maintained in a retirement plan sponsored by your employer, please consult with your employer for information about how to purchase Fund shares. If the monies you wish to invest in the Funds are maintained in a self-administered retirement plan, please consult with your Account Administrator for information about how to purchase Fund shares.

How may Account Administrators invest in the Funds for the account of their Omnibus Accounts?

      In order to make an initial investment in a Fund, Account Administrators must establish an account with the Funds by furnishing to Standish Fund Distributors the information in the Account Application Form included with this Prospectus. Account Administrators may purchase Fund shares for Omnibus Accounts from the Standish Fund Distributors on any day during which the Funds and the New York Stock Exchange (the "NYSE") are open for business (a "Business Day").

What is the minimum investment in Fund Shares?

      Unless waived by the Trust, the minimum initial investment by an Omnibus Account in each Fund is $100,000.

      The Funds' investment minimums do not apply to accounts for which the Adviser or any of its affiliates serves as investment adviser. The Funds' investment minimums apply to the aggregate value invested in Omnibus Accounts rather than to the investment of the underlying participants in the Omnibus Accounts.

At what price are Fund shares offered?

      Fund shares are sold at the net asset value per share next computed after the purchase order is received in good order by Standish Fund Distributors or its agent (including certain Account Administrators); provided that payment for such shares is received by the Custodian by 1:00 p.m., New York City Time on the next Business Day.

      Orders for the purchase of Fund shares received by broker-dealers by the close of regular trading on the NYSE on any Business Day and transmitted to Standish Fund Distributors or its agent (including certain Accounts Administrators) by the close of its Business Day (normally 4:00 p.m., New York City time) will be effected as of the close of regular trading on the NYSE on that day, provided that payment for such shares is received by the Custodian by 1:00 p.m., New York City time on the next Business Day. It is the responsibility of broker-dealers to transmit orders so they will be received by Standish Fund Distributors before the close of its Business Day.



Standish Group of Asset Funds          18                            May 1, 1998

May Fund shares be acquired in exchange for securities?

      In the sole discretion of the Trust, each Fund may accept securities instead of cash for the purchase of Fund shares. The Trust will ask the Adviser to determine that any securities acquired by a Fund in this manner are consistent with the investment objective, policies and restrictions of the Fund's corresponding Portfolio. The securities will be valued in the manner stated below with respect to how the Portfolios value their portfolio securities. The purchase of Fund shares for securities instead of cash may cause an investor who contributed them to recognize a taxable gain or loss with respect to the securities transferred to the Fund. Consequently, prospective investors should consult with their own tax advisers before acquiring Fund shares in exchange for appreciated or depreciated securities in order to evaluate fully the effect on their particular tax situations.

Other Purchase Information.

      The Trust reserves the right in its sole discretion (i) to suspend the offering of each Fund's shares, (ii) to reject purchase orders when in the best interest of a Fund, (iii) to modify or eliminate the minimum initial investment in Fund shares and (iv) to eliminate duplicative mailings of Fund materials to shareholders who reside at the same address. Fund shares purchased by Account Administrators for Omnibus Accounts or through broker-dealers may be subject to transaction fees, no part of which will be received by the Funds, Standish Fund Distributors or the Adviser.

Net Asset Value

      Each Fund's net asset value per share is computed each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m., New York City time). Each Fund's net asset value per share is calculated by determining the value of its assets (i.e., the value of its investment in its corresponding Portfolio and other assets), subtracting all of its liabilities and dividing the result by the total number of shares outstanding. Equity securities are valued at the last sales prices, on the valuation date, on the NYSE or national securities market on which they are primarily traded. Fixed income securities (other than money market instruments) for which accurate market prices are readily available are valued at their current market value on the basis of quotations, which may be furnished by pricing services or provided by dealers in such securities. Securities not listed on an NYSE or national securities market, certain mortgaged-backed and asset-backed securities and securities for which there were no reported transactions, are valued at the last quoted bid prices. Equity and fixed income securities for which accurate market prices are not readily available and other assets are valued at fair value as determined in good faith by the Adviser in accordance with procedures approved by the Trustees of the Portfolio Trust, which may include the use of yield equivalents or matrix pricing for fixed income securities. Money market instruments with less than sixty days remaining to maturity when acquired by a Portfolio are valued on an amortized cost basis unless the Trustees determine that amortized cost does not represent fair value. If a Portfolio acquires a money market instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

      Portfolio securities traded on more than one U.S. national securities exchange or on a U.S. exchange and a foreign securities exchange are valued at the last sale price, from the exchange representing the principal market for such securities, on the business day when such value is determined. The value of all assets and liabilities expressed in foreign currencies is converted into U.S. dollar values at currency exchange rates determined by Investors Bank & Trust Company, the Funds' transfer agent, to be representative of fair rates of exchange at times prior to the close of trading on the NYSE. If such rates are not available, the rate of exchange will be determined in good faith under procedures established by the Trustees. Trading in securities on European and Asian securities exchanges and over-the-counter markets is normally completed well before the close of business on the NYSE and may not take place on all business days that the NYSE is open and may take place on days when the NYSE is closed. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Funds' calculation of net asset values unless the Adviser determines that the particular event would materially affect net asset value, in which case an adjustment will be made.

EXCHANGE OF SHARES

May Fund shares be exchanged for shares of other mutual funds?

      Subject to the terms of your Omnibus Account, shares of any Fund may be exchanged for shares of any other Fund described in this Prospectus on any Business Day. Please consider the differences in investment objectives and expenses of a Fund as described in this Prospectus before making an exchange.

Do sales charges apply to exchanges?

      As is the case with initial purchases of Fund shares, exchanges of Fund shares are made without the imposition of a sales charge.

How may I make an exchange?

   Because Fund shares are held for the account of Omnibus Accounts only, all orders to exchange Fund shares must be made through your Account Administrator. If the Fund shares you wish to exchange are held for the account of a retirement plan sponsored by your employer, please consult with your employer for information about how to exchange Fund shares. If the Fund shares you wish to exchange are maintained in a self-administered retirement plan, please consult with your Account Administrator for information about how to exchange Fund shares.



Standish Group of Asset Funds          19                            May 1, 1998

General Exchange Information

      Exchange requests received by Standish Fund Distributors or its agent prior to the close of regular trading of the NYSE (normally 4:00 p.m., New York City time) will be effective on that Business Day. All exchanges are subject to the following exchange restrictions: (i) the Fund into which shares are being exchanged must be registered for sale in your state; (ii) exchanges may be made only between Fund accounts that are registered in the same name, address and, if applicable, taxpayer identification number; and (iii) unless waived by the Trust, the amount to be exchanged must satisfy the minimum account size of the Fund to be exchanged into. Exchange requests will not be processed until payment for the shares of the current Fund has been received by the Custodian. The exchange privilege may be changed or discontinued and may be subject to additional limitations upon sixty (60) days' notice to shareholders, including certain restrictions on purchases by market-timer accounts.

Telephone Exchanges

      Omnibus Accounts are automatically authorized to have telephonic exchange privileges unless the Account Administrator indicates otherwise on the Account Application or by writing to Standish Fund Distributors. Account Administrators may exchange shares by calling Standish Fund Distributors at (800) 221-4795. Proper identification will be required for each telephonic exchange. Please see "Telephone Transactions" below for more information regarding telephonic transactions.

Written Exchanges

     Account Administrators may exchange Fund shares by written order to Standish Fund Distributors, Attn: Mutual Funds Department, P.O. Box 1407, Boston, Massachusetts 02205-1407. A written exchange request must (a) state the name of the current Fund, (b) state the name of the Fund into which the current Fund shares will be exchanged, (c) state the number of shares or the dollar amount to be exchanged, (d) identify the shareholder's account numbers in both Funds and (e) be signed by each registered owner exactly as the shares are registered. Signature(s) must be guaranteed as listed under "Written Redemption" below.

Redemption of Shares

How may Fund shares be redeemed?

      Subject to the restrictions (if any) imposed by your Omnibus Account, you can arrange to sell or "redeem" some or all of your shares on any Business Day. All orders to redeem Fund shares must be made through your Account Administrator. If the Fund shares you wish to redeem are held for the account of a retirement plan sponsored by your employer, please consult with your employer for information about how to redeem Fund shares. If the Fund shares you wish to redeem are maintained in an IRA or other self-administered retirement plan, please consult with your Account Administrator for information about how to redeem Fund shares.

      Account Administrators may redeem Fund shares by any of the methods described below at the net asset value per share next determined after receipt by Standish Fund Distributors or its agent of a redemption request in proper form. Redemptions will not be processed until a completed Share Purchase Application and payment for the shares to be redeemed have been received.

Telephonic Redemption

      Omnibus Accounts are automatically authorized to have telephonic redemption privileges unless the Account Administrator indicates otherwise on the Account Application or by writing to Standish Fund Distributors. Account Administrators may redeem shares by calling Standish Fund Distributors at (800) 221-4795. Redemption proceeds will be mailed or wired in accordance with the Account Administrator's instruction on the account application to a predesignated account. Redemption proceeds will normally be paid promptly after receipt of telephonic instructions, but no later than three Business Days thereafter. Redemption proceeds will be sent only by check payable to the Omnibus Account of record at the address of record, unless the Account Administrator has indicated, in the initial application for the purchase of shares, a commercial bank to which redemption proceeds may be sent by wire. These instructions may be changed subsequently only in writing, accompanied by a signature guarantee and additional documentation. Wire charges, if any, will be deducted from redemption proceeds. Proper identification will be required for each telephonic redemption.

Written Redemption

     Account Administrators may redeem Fund shares by written order to Standish Fund Distributors, Attn: Mutual Funds Department, P.O. Box 1407, Boston, Massachusetts 02205-1407. A written redemption request must (a) state the name of the Fund and the number of shares or the dollar amount to be redeemed, (b) identify the Omnibus Account's account number with the Fund and (c) be signed by each registered owner exactly as the shares are registered. Signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the NYSE's Medallion Signature Program or by any one of the following institutions, provided that such institution meets credit standards established by Investors Bank and Trust Company, the Funds' transfer agent: (i) a bank; (ii) a securities broker or dealer, including a government or municipal securities broker or dealer, that is a member of a clearing corporation or has net capital of at least $100,000; (iii) a credit union having authority to issue signature guaranties; (iv) a savings and loan association, a building and loan association, a cooperative bank, or a federal savings bank or association; or
(v) a national securities exchange, a registered securities exchange or a clearing agency. Additional supporting documents may be required. Redemption proceeds will normally be paid by check, mailed within three Business Days of receipt by Standish Fund Distributors of a written redemption request in proper form.



Standish Group of Asset Funds          20                            May 1, 1998

Telephone Transactions

      By maintaining an account that is eligible for telephonic exchange and redemption privileges, the Account Administrator authorizes the Adviser, Standish Fund Distributors, the Trust and the Custodian to act upon instructions of any person to redeem and/or exchange shares from the shareholder's account. Further, the Account Administrator acknowledges on behalf of the Omnibus Account that, as long as the Funds employ reasonable procedures to confirm that telephonic instructions are genuine, and follow telephonic instructions that they reasonably believe to be genuine, neither the Adviser, nor Standish Fund Distributors, nor the Trust, nor the Funds, nor the Custodian, nor their respective directors, officers or employees, will be liable for any loss, expense or cost arising out of any request for a telephonic redemption or exchange, even if such transaction results from any fraudulent unauthorized instructions. Depending upon the circumstances, the Funds intend to employ personal identification or written confirmation of transactions procedures, and if they do not, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. All telephone transaction requests will be recorded. Account Administrators may experience delays in exercising telephone transaction privileges during periods of abnormal market activity. Accordingly, during periods of volatile economic and market conditions, Account Administrators may wish to consider transmitting redemption and exchange requests in writing.

                                      ****

      The proceeds paid upon redemption or repurchase may be more or less than the cost of the shares, depending upon the market value of the applicable Portfolio's portfolio investments at the time of redemption or repurchase. Each Fund intends to pay cash for all shares redeemed, but under certain conditions, the Funds may make payments wholly or partially in portfolio securities withdrawn from the applicable Portfolio for this purpose. Please see the Statement of Additional Information for further information regarding the Funds' ability to satisfy redemption requests in-kind.

      Because of the cost of maintaining shareholder accounts, the Funds may redeem, at net asset value, the shares in any account if the value of such shares has decreased to less than $50,000 as a result of redemptions or transfers. Before doing so, the applicable Fund will notify the Account Administrator that the value of the shares in the account is less than the specified minimum and will allow the shareholder 30 days to make an additional investment in an amount which will increase the value of the account to at least $50,000. Each Fund may eliminate duplicate mailings of Fund materials to shareholders that have the same address of record.

Management

      Trustees. Each Fund is a separate investment series of Standish, Ayer & Wood Investment Trust, a Massachusetts business trust. Under the terms of the Agreement and Declaration of Trust establishing the Trust, the Trustees of the Trust are ultimately responsible for the management of its business and affairs. Each Portfolio is a separate investment series of Standish, Ayer & Wood Master Portfolio ("Portfolio Trust"), a master trust fund organized under the laws of the State of New York. Under the terms of the Declaration of Trust each Portfolio's affairs are managed under the supervision of the Portfolio Trust's Trustees. See "Management" in the Statement of Additional Information for more information about the Trustees and officers of the Trust and the Portfolio Trust.

      Investment Advisers. Standish, One Financial Center, Boston, Massachusetts 02111, serves as investment adviser to the Equity, Small Cap and Fixed Income Portfolios pursuant to separate investment advisory agreements. Standish is a Massachusetts corporation incorporated in 1933 and is a registered investment adviser under the Investment Advisers Act of 1940.

      SIMCO, One Financial Center, Boston, Massachusetts 02111, serves as investment adviser to the Global Fixed Income Portfolio pursuant to an investment advisory agreement and manages the Global Fixed Income Fund's investments and affairs subject to the supervision of the Trustees of the Trust. SIMCO is a Delaware limited partnership which was organized in 1991 and is a registered investment adviser under the Investment Advisers Act of 1940. The general partner of SIMCO is Standish, which holds a 99.98% partnership interest. The limited partners, who each hold a 0.01% interest in SIMCO, are Walter M. Cabot, Sr., Director and Senior Adviser to Standish, and D. Barr Clayson, Chairman of the Board and Vice President of SIMCO and a Managing Director and Vice President of Standish. Ralph S. Tate, a Managing Director of Standish, is President and a Director of SIMCO. Richard S. Wood, Vice President and a Managing Director and Vice President of Standish and the President of the Trust, is the Executive Vice President of SIMCO.

      Standish and SIMCO provide fully discretionary management services and counseling and advisory services to a broad range of clients throughout the United States and abroad. Corporate pension funds are the largest asset under active management by Standish and SIMCO. Standish's and SIMCO's clients also include charitable and educational endowment funds, financial institutions, trusts and individual investors. As of September 30, 1997, Standish or SIMCO managed approximately $34 billion of assets.

      The Equity Portfolio's portfolio managers are Ralph S. Tate and David C. Cameron. Mr. Tate and Mr Cameron have been primarily responsible for the day-to-day management of the Portfolio's portfolio since January 1991 (which, prior to May 3, 1996, included the direct management of Standish Equity Fund's portfolio). During the past five years, Mr. Tate has served as a Managing Director of Standish (since 1995) and President of SIMCO (since 1996) and both Messrs. Tate and Cameron have served as a Director and Vice President of Standish and a Director of SIMCO (since 1995 for Mr. Cameron).

      The Small Capitalization Equity Portfolio's portfolio manager is Nicholas
S. Battelle. Mr. Battelle has been primarily responsible for the day-to-day management of the Portfolio's



Standish Group of Asset Funds          21                            May 1, 1998
portfolio since August, 1990 (which, prior to May 3, 1996, included the direct management of Standish Small Capitalization Equity Fund's portfolio). During the past five years, Mr. Battelle has served as a Vice President as well as a Director of Standish.

      The Fixed Income Portfolio's portfolio manager is Caleb F. Aldrich. Mr. Aldrich has been primarily responsible for the day-to-day management of the Fixed Income Portfolio's portfolio since January 1, 1993 (which, prior to May 3, 1996, included the direct management of Standish Fixed Income Fund's portfolio). During the past five years, Mr. Aldrich has served as a Director and Vice President of Standish.

      The Global Fixed Income Portfolio's portfolio managers are Richard S. Wood and W. Charles Cook II (since June 1997). Mr. Wood has been primarily responsible for the day-to-day management of the Global Fixed Income Portfolio's portfolio since January 3, 1994 (which, prior to May 3, 1996, included the direct management of Standish Global Fixed Income Fund's portfolio). During the past five years, Mr. Wood has served as Vice President and a Managing Director (since 1995) of Standish, President of the Trust and Executive Vice President of SIMCO (since 1996) and the Portfolio Trust. During the past five years, Mr. Cook has served as a Vice President and Associate Director of Standish and a Vice President of SIMCO. Prior to serving as co-portfolio manager of the Global Fixed Income Portfolio, Mr. Cook served as an analyst.

      Subject to the supervision and direction of the Trustees of the Portfolio Trust, the applicable Adviser manages each Portfolio in accordance with its stated investment objective and policies, recommends investment decisions for the Portfolios, places orders to purchase and sell securities on behalf of the Portfolios and allows the Portfolios to use the name "Standish." For its advisory services to the Portfolios, the applicable Adviser receives a monthly fee at a stated annual percentage rate of each Portfolio's average daily net asset value:

Contractual Advisory Fee Annual Rate

                                             Actual Annual
                       Contractual           Rate aid for
                       Advisory Fee          the Year Ended
                       Annual Rate           Dec. 31, 1996
                       -----------           -------------

Equity
Portfolio              0.50%                     0.49%

Small Cap
Portfolio              0.60%                     0.59%

Fixed Income           0.40% of the
Portfolio              first $250 million;       0.32%
                       0.35% of the
                       next $250
                       million; and
                       0.30% of
                       average
                       daily net
                       assets in
                       excess of
                       $500 million

Global Fixed
Income Portfolio       0.40%                     0.40%

Administrator of the Funds

      Standish serves as administrator to each Fund pursuant to an administration agreement. As administrator, Standish manages the affairs of these Funds, provides all necessary office space and services of executive personnel for administering the affairs of the Funds, and allows these Funds to use the name "Standish." For these services, Standish currently does not receive any additional compensation. The Trustees of the Trust may determine in the future to compensate Standish for its administrative services.

Service Plans

      The Trust, on behalf of each Fund, has adopted a service plan pursuant to which each Fund pays service fees at an aggregate annual rate of up to 0.25% of a Fund's average daily net assets. The service fee is payable for the benefit of the participants in the Omnibus Accounts that are shareholders in the Funds and is intended to be compensation to Account Administrators for providing personal services and/or account maintenance services to participants in Omnibus Accounts who are the beneficial owners of Fund shares. The Trust, on behalf of the applicable Fund, will make quarterly payments to Account Administrators, for the benefit of their Omnibus Accounts, based on the average net asset value of the Fund shares that are attributable to the Omnibus Accounts. Account Administrators that are fiduciaries or parties in interest to Omnibus Accounts subject to the Employee Retirement Income Security Act of 1974 should consult with their legal advisers regarding the receipt of service fees. See the Statement of Additional Information for further information.

      Expenses. Each Portfolio and each Fund bears the expenses of its respective operations other than those incurred by the respective Adviser under the investment advisory agreements or the administration agreement.

      Each Portfolio pays investment advisory fees; bookkeeping, share pricing and custodian fees and expenses; expenses of notices and reports to interest holders; and expenses of the Portfolio's administrator (if any). Each Fund pays shareholder servicing fees and expenses, expenses of prospectuses, statements of additional information and shareholder reports which are furnished to existing shareholders. Each Fund and its corresponding Portfolio pays legal and auditing fees; registration and reporting fees and expenses. Expenses of the Trust which relate to more than one series are allocated among such series by Standish in an equitable manner.

      Standish Fund Distributors bears the distribution expenses attributable to the offering and sale of Fund shares without subsequent reimbursement.

      Portfolio Transactions. Subject to the supervision of the Trustees of the Trust and the Portfolio Trust, the Advisers select the brokers and dealers that execute orders to purchase and sell portfolio securities for the Portfolios. The Advisers will generally seek to obtain the best available price and most favorable execution with respect to all transactions for the Portfolios The Advisers may also consider the extent to which a broker or dealer provides research to the Advisers and the number of Fund shares sold by the broker or dealer in making their selection.



Standish Group of Asset Funds          22                            May 1, 1998

FEDERAL INCOME TAXES

      Each Fund is a separate entity for federal tax purposes and intends to qualify for each taxable year for taxation as a "regulated investment company" under the Code. If it qualifies as a regulated investment company, each Fund will not be subject to federal income tax on income (including capital gains) distributed to shareholders in the form of dividends or capital gain distributions in accordance with certain timing requirements of the Code.

      Shareholders which are taxable entities or persons will be subject to federal income tax on dividends and capital gain distributions made by the Funds. Dividends paid by a Fund from net investment income, certain net foreign currency gains, and any excess of net short-term capital gain over net long-term capital loss will be taxable to shareholders as ordinary income, whether received in cash or reinvested in Fund shares. A portion of such dividends paid by the Equity and Small Cap Funds will generally qualify for the corporate dividends received deduction under the Code, subject to certain requirements and limitations under the Code. Only a small portion, if any, of such dividends paid by the Fixed Income or Global Fixed Income Funds is expected to qualify for the corporate dividends received deduction under the Code. Dividends paid by a Fund from net capital gain (the excess of net long-term capital gain over net short-term capital loss), called "capital gain distributions," will be taxable to shareholders as capital gains, whether received in cash or reinvested in Fund shares and without regard to how long the shareholder has held shares of the Fund. Capital gain distributions may be taxable at different maximum rates, lower than the maximum rate applicable to ordinary income, and the applicable rates may depend on the holding periods for the assets with respect to which the gains were recognized. Capital gain distributions do not qualify for the corporate dividends received deduction. Dividends and capital gain distributions may also be subject to state and local or foreign taxes. Redemptions (including exchanges) and repurchases of shares are taxable events for taxable shareholders.

      Each Portfolio may be subject to foreign taxes with respect to income or gains from certain foreign investments, which will reduce the yield or return from such investments. The Global Fixed Income Fund may, but the other Funds are not likely to, qualify to elect to pass its share of certain qualifying foreign taxes through to shareholders. If this election is made, shareholders would include their shares of qualified foreign taxes in their gross incomes (in addition to any actual dividends and distributions) and might be entitled to a corresponding federal income tax credit or deduction, subject to various conditions and limitations under the Code. Shareholders will receive appropriate information from the Trust if this election is made for any year.

      Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on dividends, capital gain distributions, and the proceeds of redemptions or repurchases of shares, if they fail to furnish the applicable Fund with their correct taxpayer identification number and certain certifications or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds and, unless a current IRS Form W-8 or an acceptable substitute is furnished to the applicable Fund, to backup withholding on certain payments from that Fund.

      After the close of each calendar year, the Funds will send a notice to shareholders that provides information about the federal tax status of distributions to shareholders for such calendar year.

The Funds and Their Shares

      The Trust was organized on August 13, 1986 as a Massachusetts business trust. In addition to the Funds offered in this Prospectus, the Trust offers other series to the public. Shareholders of each Fund are entitled to one full or fractional vote for each share of that Fund. There is no cumulative voting and shares have no preemption or conversion rights. All series of the Trust vote together except as provided in the 1940 Act or the Declaration of Trust. The Trust does not intend to hold annual meetings of shareholders. The Trustees will call special meetings of shareholders to the extent required by the Trust's Declaration of Trust or the 1940 Act. The 1940 Act requires the Trustees, under certain circumstances, to call a meeting to allow shareholders to vote on the removal of a Trustee and to assist shareholders in communicating with each other. Certificates for Fund shares are not issued.

      The Portfolio Trust was organized on January 18, 1996 as a New York trust. In addition to the Portfolios, the Portfolio Trust offers interests in other series to certain qualified investors. See "Information about the Master-Feeder Structure" above for additional information about the Portfolio Trust.

      At October 29, 1997, 22 & Co., c/o Eastern Bank and Trust Co., 225
Essex Street, Salem, MA 01970 had sole voting and investment power with respect to more than 25% of the then outstanding shares of the Equity Fund. Accordingly, this shareholder was deemed to control the Equity Fund.

      Inquiries concerning the Funds should be made by contacting Standish Fund Distributors at the address and telephone number listed on the back cover of this Prospectus.

Principal Underwriter

      Standish Funds Distributor, L.P., One Financial Center, 26th Floor, Boston, Massachusetts 02111, serves as the Trust's principal underwriter.

Custodian, Transfer Agent and Dividend Disubursing Agent

      Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Funds' transfer agent, dividend disbursing agent and custodian for all cash and securities of the Portfolios and the Funds. Investors Bank & Trust, Boston and Toronto, Canada, also provides accounting services to the Funds.



Standish Group of Asset Funds          23                            May 1, 1998

Indeptendent Accountants

      Coopers & Lybrand L.L.P, One Post Office Square, Boston, Massachusetts 02109 and Coopers & Lybrand, P.O. Box 219, Grand Cayman, Grand Cayman Islands, BWI, serve as independent accountants for the Trust and the Portfolio Trust, respectively, and will audit the Funds' and the Portfolios' financial statements annually.

Legal Counsel

      Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, is legal counsel to the Trust, the Portfolio Trust and the Adviser and the Adviser's affiliates.

Tax-Certification Instructions

      Federal law requires that taxable distributions and proceeds of redemptions and exchanges be reported to the IRS and that 31% be withheld if you fail to provide your correct Taxpayer Identification Number ("TIN") and the TIN-related certifications contained in the Account Purchase Application ("Application") or you are otherwise subject to backup withholding. A Fund will not impose backup withholding as a result of your failure to make any certification, except the certifications in the Application that directly relate to your TIN and backup withholding status. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your Federal income tax return.

      For most individual taxpayers, the TIN is the social security number. Special rules apply for certain accounts. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished. If you do not have a TIN, you may apply for one using forms available at local offices of the Social Security Administration or the IRS, and you should write "Applied For" in the space for a TIN on the Application.

      Recipients exempt from backup withholding, including corporations and certain other entities, should provide their TIN and underline "exempt" in section 2(a) of the TIN section of the Application to avoid possible erroneous withholding. Non-resident aliens and foreign entities may be subject to withholding of up to 30% on certain distributions received from the Funds and must provide certain certifications on IRS Form W-8 to avoid backup withholding with respect to other payments. For further information, see Code Sections 1441, 1442 and 3406 and/or consult your tax adviser.



Standish Group of Asset Funds          24                            May 1, 1998

                           STANDISH EQUITY ASSET FUND
                          STANDISH SMALL CAPITALIZATION
                                EQUITY ASSET FUND
                        STANDISH FIXED INCOME ASSET FUND
                     STANDISH GLOBAL FIXED INCOME ASSET FUND
--------------------------------------------------------------------------------

                               Investment Adviser
                 (Equity, Small Cap and Fixed Income Portfolios)
                           Standish, Ayer & Wood, Inc.
                              One Financial Center
                           Boston, Massachusetts 02111

                               Investment Adviser
                         (Global Fixed Income Portfolio)
                 Standish International Management Company, L.P.
                              One Financial Center
                           Boston, Massachusetts 02111

                                    Custodian
                         Investors Bank & Trust Company
                              200 Clarendon Street
                           Boston, Massachusetts 02116

                             Independent Accountants
                            Coopers & Lybrand, L.L.P.
                             One Post Office Square
                           Boston, Massachusetts 02109

                                   (The Funds)

                                Coopers & Lybrand
                                  P.O. Box 219
                            Grand Cayman Island, BWI
                                (The Portfolios)

                              Principal Underwriter
                        Standish Fund Distributors, L.P.
                              One Financial Center
                           Boston, Massachusetts 02111

                                  Legal Counsel
                                Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109

--------------------------------------------------------------------------------

No dealer, salesman or other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or in the Statement of Additional Information, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.



Standish Group of Asset Funds          25                            May 1, 1998

                     (This page intentionally left blank.)



Standish Group of Asset Funds          26                            May 1, 1998

                     (This page intentionally left blank.)



Standish Group of Asset Funds          27                            May 1, 1998

              [STANDISH LOGO] STANDISH FUNDS(SM)
                              One Financial Center
                              Boston, Massachusetts 02111-2662
                              (800) 729-0066
                              www.standishfunds.com

                       Statement of Additional Information

The combined statement of additional information for the Standish Equity Asset Fund, Standish Small Capitalization Equity Asset Fund, Standish Fixed Income Asset Fund and Standish Global Fixed Income Asset Fund is incorporated by reference into this Registration Statement and was filed electronically with the Securities and Exchange Commission on November 26, 1997, SEC File No. 33-8214, ascession number 0001005477-97-002640.

                     Standish, Ayer & Wood Investment Trust
                           Standish Equity Asset Fund

                       Statement of Assets and Liabilities
                           March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investment in Standish Equity Portfolio ("Portfolio"), at value (Note 1A)                               $ 604,598
   Receivable from investment adviser (Note 3)                                                                    32
   Other assets                                                                                                5,604
                                                                                                           ----------
       Total assets                                                                                          610,234

Liabilities
   Accrued trustees' fees (Note 3)                                                   $     2,286
   Accrued expenses and other liabilities                                                  2,555
                                                                                     ------------

       Total liabilities                                                                                       4,841
                                                                                                           ----------
Net Assets                                                                                                 $ 605,393
                                                                                                           ==========
Net Assets consist of:
   Paid-in capital                                                                                         $ 550,605
   Accumulated net realized gain                                                                              45,755
   Distributions in excess of net investment income                                                              (48)
   Net unrealized appreciation                                                                                 9,081
                                                                                                           ==========
       Total Net Assets                                                                                    $ 605,393
                                                                                                           ==========

Shares of beneficial interest outstanding                                                                     27,510
                                                                                                           ==========

Net asset value, offering and redemption price per share
   (Net assets/Shares outstanding)                                                                         $   22.01
                                                                                                           ==========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                           Standish Equity Asset Fund

                             Statement of Operations
                         For the period October 8, 1997
                          (commencement of operations)
                          to March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
   Dividend income allocated from Portfolio                                                                 $  2,957
   Interest income allocated from Portfolio                                                                      721
                                                                                                            ---------

       Total investment income allocated from Portfolio                                                        3,678

Expenses
   Accounting and transfer agent fees                                                          $  5,741
   Legal and audit services                                                                       5,559
   Trustees fees (Note 3)                                                                         2,286
   Registration fees                                                                                 53
   Miscellaneous                                                                                    964
   Expenses allocated from Portfolio                                                              1,666
                                                                                               ---------
       Total expenses                                                                            16,269

Deduct:
   Reimbursement of Fund operating expenses (Note 3)                                            (16,269)
                                                                                               ---------

       Net expenses                                                                                                0
                                                                                                            ---------

          Net investment income                                                                                3,678
                                                                                                            ---------

Realized and Unrealized Gain (Loss)
   Net realized gain allocated from Portfolio on:
       Investment security transactions                                                        $ 44,086
       Financial futures contracts                                                                1,669
                                                                                               ---------

          Net realized gain                                                                                   45,755

   Change in unrealized appreciation allocated from Portfolio on:
       Investment securities                                                                      8,539
       Financial futures contracts                                                                  542
                                                                                               ---------

          Change in net unrealized appreciation                                                                9,081
                                                                                                            ---------

       Net realized and unrealized gain on investments                                                        54,836
                                                                                                            ---------

      Net increase in net assets resulting from operations                                                  $ 58,514
                                                                                                            =========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                           Standish Equity Asset Fund

                       Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                     For the period October 8, 1997
                                                                      (commencement of operations)
                                                                     to March 31, 1998 (Unaudited)
                                                                     -------------------------------
Increase (decrease) in Net Assets
From operations
   Net investment income                                                         $   3,678
   Net realized gain                                                                45,755
   Change in net unrealized appreciation                                             9,081
                                                                                 ----------
      Net increase in net assets from operations                                    58,514
                                                                                 ----------

Distributions to Shareholders (Note 2)
   From net investment income                                                       (3,726)
                                                                                 ----------

Fund share (principal) transactions (Note 5)
   Net proceeds from sale of shares                                                546,879
   Net asset value of shares issued to shareholders in payment of
      distributions declared                                                         3,726
   Cost of shares redeemed                                                              --
                                                                                 ----------
   Increase in net assets from Fund share transactions                             550,605
                                                                                 ----------

       Net increase in net assets                                                  605,393

Net Assets
   At beginning of period                                                               --
                                                                                 ----------

   At end of period (including distributions in excess of net
      investment income of $48)                                                  $ 605,393
                                                                                 ==========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                           Standish Equity Asset Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                           For the period October 8, 1997
                                                                            (commencement of operations)
                                                                           to March 31, 1998 (Unaudited)
                                                                           -------------------------------

Net asset value, beginning of period                                                   $20.00
                                                                                       -------
Income from operations:
   Net investment income *                                                               0.15+
   Net realized and unrealized gain on investments                                       1.92

                                                                                       -------
Total from investment operations                                                         2.07
                                                                                       -------
Less distributions declared to shareholders:
   From net investment income                                                           (0.06)
                                                                                       -------
Total distributions                                                                     (0.06)
                                                                                       -------
Net asset value, end of period                                                         $22.01
                                                                                       =======

Total return                                                                            10.81%

Ratios (to average daily net assets)/Supplemental Data
   Net assets, end of period (000's omitted)                                           $  605
   Expenses * (1)                                                                        0.00%++
   Net investment income *                                                               1.46%++

----------
* For the period October 8, 1997 (commencement of operations) to March 31, 1998, the investment adviser reimbursed the Fund's and Portfolio's operating expenses. If this voluntary reduction had not been taken, the net investment income per share and the ratios would have been:

   Net investment income per share                                 $(0.50)
   Ratios (to average daily net assets):
   Expenses (1)                                                      6.45%++
   Net investment income                                            (4.99)%++

+     Calculated based on average shares outstanding.
(1) Includes the Fund's share of Standish Equity Portfolio's allocated expenses for the period from October 8, 1997 to March 31, 1998.
++    Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                           Standish Equity Asset Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)      Significant Accounting Policies:

         Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Equity Asset Fund (the "Fund") is a separate diversified investment series of the Trust.

         The Fund invests all of its investable assets in an interest of the Standish Equity Portfolio ( the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio ( the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 0.3% at March 31, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

         The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A.  Investment security valuations

         The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

         B.   Securities transactions and income

         Securities transactions are recorded as of the trade date. The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

         C.  Federal taxes

         As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

         D.  Other

         All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata among the respective investors in the Portfolio.

(2)      Distributions to Shareholders:

         The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually, as will dividends from net investment income. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income and accumulated net realized gain (loss).

                     Standish, Ayer & Wood Investment Trust
                           Standish Equity Asset Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(3)      Investment Advisory Fee:

         The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish, Ayer & Wood (SA&W) for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. For the period ended March 31, 1998, SA&W voluntarily agreed to limit the operating expenses of the Fund and the Portfolio (excluding brokerage commissions, taxes and extraordinary expenses) to 0.00% of the Fund's average daily net assets. This agreement is voluntary and temporary and may be discontinued or revised by SA&W at any time. Pursuant to this agreement, SA&W voluntarily reimbursed the Fund for $16,269 of operating expenses for the period ended March 31, 1998. The Fund pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain of the trustees and officers of the Trust are directors or officers of SA&W.

(4)      Investment Transactions:

         Increases and decrease in the Fund's investment in the Portfolio for the period from October 8, 1997 (commencement of operations) to March 31, 1998 aggregated $563,118 and $15,368, respectively.

(5)      Shares of Beneficial Interest:

         The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:


                                                For the period October 8, 1997
                                                 (commencement of operations)
                                                      to March 31, 1998
                                                ------------------------------
           Shares sold                                     27,326
           Shares issued to shareholders in
           payment of distributions declared                  184
           Shares redeemed                                      0
                                                ------------------------------
           Net increase                                    27,510
                                                ==============================

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                   Value
Security                                      Shares             (Note 1A)
--------------------------------------------------------------------------------

EQUITIES -- 92.5%

Basic Industry -- 3.9%
Dexter Corp.                                   29,500        $     1,220,563
Lyondell Petro Chemical                       101,100              3,443,718
Southdown, Inc.                                28,400              1,979,125
USX-US Steel Group, Inc.                       64,100              2,419,775
                                                             ----------------
                                                                   9,063,181
                                                             ----------------

Capital Goods -- 10.1%
Aeroquip-Vickers Inc.                          52,500              3,035,156
Caterpiller Tractor, Inc.                      44,000              2,422,750
Crane Company                                  24,100              1,277,300
Deere & Co.                                    51,400              3,183,588
Ingersoll Rand Co.                             52,650              2,523,909
Navistar International*                        73,100              2,558,500
Precision Castparts Corp.                      33,600              1,988,700
Sundstrand Corp.                               38,400              2,323,200
Timken Co.                                     56,400              1,907,025
US Freightways Corp.                           56,100              2,019,600
                                                             ----------------
                                                                  23,239,728
                                                             ----------------

Consumer Stable -- 10.1%
Albertsons, Inc.                               18,300                963,038
Dole Food Company                              54,900              2,655,788
Interstate Bakeries Corp.                      97,800              3,160,163
Kroger Co.                                     24,600              1,136,213
Owens Illinois*                                76,200              3,295,649
Philip Morris Companies Inc.                   51,600              2,151,075
Richfood Holdings, Inc.                        45,800              1,465,600
Safeway, Inc.                                 100,400              3,708,524
Supervalu, Inc.                                29,100              1,356,788
Sysco Corp.                                    63,800              1,634,875
Universal Foods Corp.                          36,300              1,778,700
                                                             ----------------
                                                                  23,306,413
                                                             ----------------

Early Cyclical -- 5.4%
AMR Corp.                                      11,600              1,660,975
Ford Motor Co.                                 63,600              4,122,074
Furniture Brands Intl Inc.*                    32,400              1,042,875
Kaufman And Broad Home                         35,500              1,155,969
Lear Corp.*                                    19,200              1,082,400
U.S. Airways Group, Inc.*                      26,300              1,949,488
USG Corp.*                                     26,300              1,425,131
                                                             ----------------
                                                                  12,438,912
                                                             ----------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                   Value
Security                                      Shares             (Note 1A)
--------------------------------------------------------------------------------

Energy -- 5.9%
British Petroleum Co. PLC ADR                  39,526        $     3,401,705
Camco International, Inc.                      17,600              1,064,800
Chevron Corporation                            11,600                931,625
Coastal Corp.                                  24,200              1,576,025
Ensco International, Inc.                      54,600              1,515,150
Global Marine Inc.*                            67,600              1,673,100
Pennzoil                                       26,400              1,706,100
Tidewater, Inc.                                40,200              1,761,263
                                                             ----------------
                                                                  13,629,768
                                                             ----------------

Financial -- 13.4%
Americredit*                                   34,300                943,250
Amsouth Bancorp                                34,600              2,043,563
Comerica, Inc.                                 18,600              1,968,113
Conseco, Inc.                                  71,000              4,020,374
Golden West Financial Corp.                    26,800              2,567,775
Northfork Bancorp                              58,300              2,251,838
Old Republic International Corp.               33,500              1,484,469
Protective Life Corp.                          18,400              1,343,200
Reliastar Financial Corp.                      57,400              2,643,988
Republic New York Corp.                        15,900              2,120,663
Southtrust Corp.                               48,300              2,022,563
Sunamerica, Inc.                               39,000              1,867,125
The PMI Group, Inc.                            28,600              2,309,450
Torchmark Corp.                                48,200              2,208,163
Webster Financial Corp.                        16,000              1,112,000
                                                             ----------------
                                                                  30,906,534
                                                             ----------------

Growth Cyclical -- 6.7%
G Tech Holdings Corp.*                         50,000              1,943,750
Jones Apparel Group, Inc.*                     26,500              1,459,156
Liz Claiborne                                  24,500              1,221,938
Nautica Enterprises Inc.*                      96,100              2,955,075
Ross Stores, Inc.                              60,700              2,678,388
TJX Cos, Inc.                                  28,700              1,298,675
Tommy Hilfiger Corp.*                          47,900              2,876,994
VF Corp.                                       20,700              1,088,044
                                                             ----------------
                                                                  15,522,020
                                                             ----------------

Health Care -- 10.0%
Amerisource Distribution Corp.                  1,500                 90,188
ATL Ultrasound, Inc.*                             500                 25,438
Bergen Brunswig Corp., Class A                 52,750              2,248,469
Biomet, Inc.                                   47,300              1,419,000
Health Care & Retirement*                      48,300              2,073,881

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                   Value
Security                                      Shares             (Note 1A)
--------------------------------------------------------------------------------

Health Care (continued)
Hillenbrand Industries, Inc.                   16,100        $       991,156
Integrated Health Services                     26,800              1,053,575
Merck & Co., Inc.                              38,100              4,891,087
Physician Sales & Service*                     67,800              1,593,300
Schering-Plough Corp.                          71,100              5,807,980
Steris Corp.*                                  27,800              1,501,200
Sybron Corp.                                   54,800              1,431,650
                                                             ----------------
                                                                  23,126,924
                                                             ----------------

Real Estate -- 2.1%
Duke Realty Investments, REIT                  43,500              1,060,313
Felcor Suite Hotels Inc., REIT                 21,200                785,725
Prentiss Properties Trust, REIT                49,800              1,301,025
Starwood Lodging Trust, REIT                   33,200              1,774,125
                                                             ----------------
                                                                   4,921,188
                                                             ----------------

Services -- 14.2%
Ameritech Corp.                               106,000              5,240,374
AT&T Corporation                               37,100              2,434,688
Bellsouth Corp.                                75,500              5,100,968
Century Telephone Enterprise                   38,600              2,359,425
Deluxe Corp.                                   47,300              1,557,944
Gannett Co., Inc.                              58,500              4,204,687
Omnicom Group                                  41,500              1,953,094
SBC Communications, Inc.                       98,900              4,314,512
Service Corp. International                    25,300              1,073,669
Shared Medical Systems                         18,700              1,465,613
Xerox Corp.                                    29,500              3,139,906
                                                             ----------------
                                                                  32,844,880
                                                             ----------------

Technology -- 9.9%
Computer Associates International, Inc.        55,650              3,213,787
Harris Corp., Inc.                             38,200              1,991,175
Networks Associates Inc.*                      32,900              2,179,625
Sci Sys, Inc.                                  69,700              2,483,063
Storage Technology Corp.*                      55,100              4,191,043
Sun Microsystems, Inc.*                        76,800              3,203,995
Symantec*                                     115,600              3,113,975
Tech Data Corp.*                               63,200              2,433,200
                                                             ----------------
                                                                  22,809,863
                                                             ----------------

Utilities -- 0.8%
FPL Group Inc.                                 26,500              1,702,625
                                                             ----------------

TOTAL EQUITIES (COST $172,332,475)                               213,512,036
                                                             ----------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                           Par            Value
Security                                        Rate           Maturity                   Value         (Note 1A)
---------------------------------------------------------------------------------------------------------------------

BONDS AND NOTES -- 0.4%

U.S. Government -- 0.4%
FNMA Discount+                                         0.000%          6/5/1998        $ 1,000,000   $       990,070
                                                                                                     ----------------
Total U.S. Government (Cost $990,241)                                                                        990,070
                                                                                                     ----------------

TOTAL BONDS AND NOTES (COST $990,241)                                                                        990,070
                                                                                                     ----------------

SHORT-TERM INVESTMENTS -- 5.7%

Repurchase Agreements -- 5.7%
Prudential-Bache Repurchase Agreement, dated 3/31/98, due 4/1/98, with a maturity value of $11,490,920 and an effective yield of 5.42%, collateralized by
U.S. Government Agency Obligations with rates of 6.86% and 7.43%, with maturity
dates of 11/1/27 and 6/1/27 and with an aggregate market value of $11,719,026           11,489,214        11,489,214

Cantor Fitzgerald Repurchase Agreement, dated 3/31/98, due 4/1/98, with a maturity value of $1,663,411 and an effective yield of 4.95%, collateralized by a U.S. Government Agency Obligation with a rate of 6.625%, with a maturity date
of 6/3/01 and with an aggregate market value of $1,697,125                               1,663,183         1,663,183
                                                                                                     ----------------
Total Repurchase Agreements (Cost $13,152,397)                                                            13,152,397
                                                                                                     ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,152,397)                                                           13,152,397
                                                                                                     ----------------

TOTAL INVESTMENTS-- 98.6% (COST $186,475,113)                                                        $   227,654,503

Other Assets, Less Liabilities-- 1.4%                                                                      3,280,063
                                                                                                     ----------------

NET ASSETS-- 100%                                                                                    $   230,934,566
                                                                                                     ================

Notes to the Schedule of Investments:

*     Non-income producing security.
+ Denotes all or part of security pledged as collateral to cover margin requirements on open financial futures contracts (Note 5).

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

                       Statement of Assets and Liabilities
                           March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investments, at value (Note 1A) (identified cost, $186,475,113)                                     $ 227,654,503
   Receivable for investments sold                                                                         6,927,301
   Interest and dividends receivable                                                                         234,678
   Receivable for daily variation margin on open financial futures contracts (Note 5)                         61,200
   Deferred organization costs (Note 1E)                                                                      45,942
                                                                                                       --------------
       Total assets                                                                                      234,923,624

Liabilities
   Payable for investments purchased                                                 $ 3,955,622
   Accrued trustees' fees (Note 2)                                                         3,135
   Accrued accounting and custody fees                                                     4,339
   Accrued expenses and other liabilities                                                 25,962
                                                                                     ------------

       Total liabilities                                                                                   3,989,058
                                                                                                       --------------

Net Assets (applicable to investors' beneficial interests)                                             $ 230,934,566
                                                                                                       ==============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

                             Statement of Operations
               For the Six Months Ended March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1C)
   Dividend income                                                                                    $   1,130,754
   Interest income                                                                                          277,386
                                                                                                      --------------
       Total income                                                                                       1,408,140

Expenses
   Investment advisory fee (Note 2)                                              $   459,185
   Accounting and custody fees                                                        96,691
   Legal and audit services                                                           36,874
   Amortization of organization cost (Note 1E)                                         7,447
   Insurance expense                                                                   4,324
   Registration fees                                                                   3,999
   Miscellaneous                                                                      24,824
                                                                                 ------------

       Total expenses                                                                                       633,344
                                                                                                      --------------

          Net investment income                                                                             774,796
                                                                                                      --------------

Realized and Unrealized Gain (loss)
   Net realized gain
       Investment security transactions                                           16,502,615
       Financial futures contracts                                                   705,778
                                                                                 ------------
          Net realized gain                                                                              17,208,393

   Change in unrealized appreciation
       Investment securities                                                       7,108,377
       Financial futures contracts                                                   364,885
                                                                                 ------------
          Change in net unrealized appreciation                                                           7,473,262
                                                                                                      --------------

       Net realized and unrealized gain                                                                  24,681,655
                                                                                                      --------------

Net increase (decrease) in net assets from operations                                                 $  25,456,451
                                                                                                      ==============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                      For the Period
                                                          Six Months                                   May 3, 1996
                                                            Ended               Nine Months          (commencement of
                                                        March 31, 1998             Ended              operations) to
                                                         (Unaudited)         September 30, 1997     December 31, 1996
                                                       -----------------    ---------------------  -------------------

Increase (decrease) in Net Assets
From operations
   Net investment income                                 $    774,796           $    978,216              1,091,670
   Net realized gain                                       17,208,393             22,264,615             13,302,616
   Change in net unrealized appreciation                    7,473,262             16,959,272              3,404,699
                                                         -------------          -------------         --------------
   Net increase in net assets from operations              25,456,451             40,202,103             17,798,985
                                                         -------------          -------------         --------------

Capital transactions
   Assets contributed by Standish Equity Fund
      at commencement
      (including unrealized gain of
      $13,669,897)                                                 --                     --             97,994,616
   Contributions                                           55,911,626             42,815,799             15,564,794
   Withdrawals                                            (20,575,516)           (19,153,531)           (25,080,761)
                                                         -------------          -------------         --------------
   Increase in net assets resulting from
      capital transactions                                 35,336,110             23,662,268             88,478,649
                                                         -------------          -------------         --------------

       Total increase in net assets                        60,792,561             63,864,371            106,277,634

Net Assets
   At beginning of period                                 170,142,005            106,277,634                     --
                                                         -------------          -------------         --------------

   At end of period                                      $230,934,566           $170,142,005          $ 106,277,634
                                                         =============          =============         ==============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

                               Supplementary Data
--------------------------------------------------------------------------------

                                                                                                   For the period
                                                          Six Months                                May 3, 1996
                                                             Ended            Nine Months         (commencement of
                                                        March 31, 1998           Ended             operations) to
                                                          (Unaudited)      September 30, 1997    December 31, 1996
                                                        ----------------  --------------------- ---------------------

Ratios (to average daily net assets):
   Expenses                                                   0.69%+                0.66%+               0.69%+
   Net investment income                                      0.84%+                0.99%+               1.58%+
Portfolio Turnover                                              70%                   75%                  78%
Average broker commission per share (1)                   $ 0.0476             $  0.0465             $ 0.0483
Net assets, end of period (000's omitted)                 $230,935             $ 170,142             $106,278

----------

+     Computed on an annualized basis.
(1) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)      Significant Accounting Policies:

         Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Equity Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

         The following is a summary of significant accounting policies followed by the Portfolio in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A.  Investment security valuations

         Securities for which quotations are readily available are valued at the last sale price, or if no sale, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

         Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued on an amortized cost basis. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

         B.  Repurchase agreements

         It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

         C.  Securities transaction and income

         Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

         D.  Income Taxes

         The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

         E.  Deferred Organizational Expenses

         Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis through April, 2001.

 (2)     Investment Advisory Fee:

         The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SA&W. Certain of the trustees and officers of the Portfolio Trust are directors or officers of SA&W.

(3)      Purchases and Sales of Investments:

         Purchases and proceeds from sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                               Six Months Ended                    Nine Months Ended
                                                                March 31, 1998                     September 30, 1997
                                                      -----------------------------------  -----------------------------------

                                                         Purchases            Sales           Purchases           Sales
                                                      -----------------  ----------------  ----------------- -----------------
          U.S. Government Securities                    $   1,978,414     $           0      $     740,421     $           0
                                                        =============     =============      =============     =============
          Investments (non-U.S. Government Securities)  $ 152,314,277     $ 124,068,209      $ 161,249,954     $ 141,898,028
                                                        =============     =============      =============     =============

(4)      Federal Income Tax Basis of Investment Securities:

         The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 1998, as computed on a federal income tax basis, were as follows:

           Aggregate Cost                               $    186,475,113
                                                          =================
           Gross unrealized appreciation                $     42,636,313
           Gross unrealized depreciation                $     (1,456,923)
                                                          -----------------
           Net unrealized appreciation (depreciation)   $     41,179,390
                                                          =================

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)      Financial Instruments:

         In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

         The Portfolio trades the following financial instruments with off-balance sheet risk:

         Options

         Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.

         Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold
         (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio entered into no such transactions for the period ended March 31, 1998.

         Futures Contracts

         The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Portfolio deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or index, which may not correlate with changes in value of the hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other portfolio investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contracts' terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. At March 31, 1998, the Portfolio had entered into the following financial futures contracts:

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

         Futures Contracts -- continued

                                                                           Underlying
                                                                         Face/amount at      Unrealized
                   Contract               Position      Expiration Date       value         Gain/(Loss)
         --------------------------------------------------------------------------------------------------
         S & P 500 (51 Contracts)           Long            6/18/98        14,158,875        327,740
                                                                                             =======

         At March 31, 1998, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)   Financial Statements:

      The following unaudited financial statements of Standish Equity Asset Fund, a series of Standish, Ayer & Wood Investment Trust (the "Registrant"), are incorporated by reference into the combined prospectus and statement of additional information of the Standish Equity Asset Fund, Standish Small Capitalization Equity Asset Fund, Standish Fixed Income Asset Fund and Standish Global Fixed Income Asset Fund.

      Schedule of Portfolio Investments
      Statement of Assets and Liabilities
      Statement of Operations
      Statement of Changes in Net Assets
      Financial Highlights
      Notes to Financial Statements
      Independent Auditors' Report

(b)   Exhibits:

      (1)   Agreement and Declaration of Trust dated
            August 13, 1986***

      (1A)  Certificate of Designation of Standish Fixed Income Fund***

      (1B)  Certificate of Designation of Standish International Fund***

      (1C)  Certificate of Designation of Standish Securitized Fund***

      (1D)  Certificate of Designation of Standish Short-Term Asset Reserve
            Fund***

      (1E)  Certificate of Designation of Standish Marathon Fund***

      (1F)  Certificate of Amendment dated November 21, 1989***

      (1G)  Certificate of Amendment dated November 29, 1989***

      (1H)  Certificate of Amendment dated April 24, 1990***

      (1I)  Certificate of Designation of Standish Equity Fund***

      (1J) Certificate of Designation of Standish International Fixed Income Fund***

      (1K) Certificate of Designation of Standish Intermediate Tax Exempt Bond Fund***

      (1L) Certificate of Designation of Standish Massachusetts Intermediate Tax Exempt Bond Fund***

      (1M)  Certificate of Designation of Standish Global Fixed Income Fund***

      (1N) Certificate of Designation of Standish Controlled Maturity Fund and Standish Fixed Income Fund II***

      (1O) Certificate of Designation of Standish Tax-Sensitive Small Cap Equity Fund and Standish Tax-Sensitive Equity Fund***

      (1P) Form of Certificate of Designation of Standish Equity Asset Fund, Standish Small Capitalization Equity Asset Fund, Standish Fixed Income Asset Fund and Standish Global Fixed Income Asset Fund***

      (1Q) Form of Certificate of Designation of Standish Small Capitalization Equity Fund II***

      (1R) Certificate of Designation of Standish Small Capitalization Equity Asset Fund II, Standish Diversified Income Fund, Standish Diversified Income Asset Fund*

      (2)   Bylaws of the Registrant***

      (3)   Not applicable

      (4)   Not applicable

      (5A) Form of Investment Advisory Agreement between Registrant and Standish, Ayer & Wood, Inc. relating to Standish International Fund***

      (5B) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Securitized Fund***

      (5C) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish International Fixed Income Fund***

      (5D) Assignment of Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish International Fixed Income Fund***

      (5E) Form of Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Intermediate Tax Exempt Bond Fund***

      (5F) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Massachusetts Intermediate Tax Exempt Bond Fund***

      (5G) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Controlled Maturity Fund***

      (5H) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Fixed Income Fund II***

      (5I) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Small Cap Tax-Sensitive Equity Fund***

      (5J) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Tax-Sensitive Equity Fund***

      (5K)  Form of Assignment of Investment Advisory Agreement***

      (6A) Underwriting Agreement between the Registrant and Standish Fund Distributors, L.P.***

      (6B) Most recently dated/filed revised Appendix A to Underwriting Agreement between the Registrant and Standish Fund Distributors, L.P.*

      (7)   Not applicable

      (8A) Master Custody Agreement between the Registrant and Investors Bank & Trust Company***

      (8B) Most recently dated/filed revised Appendix A to Master Custody Agreement between the Registrant and Investors Bank & Trust Company*

      (8C) Custody Agreement between Registrant with respect to Standish International Equity Fund and Morgan Stanley Company***

      (8D) Master Custody Agreement between the Registrant and Morgan Stanley Trust Company***

      (9A) Transfer Agency and Service Agreement between the Registrant and Investors Bank & Trust Company***

      (9B) Most recently dated/filed revised Exhibit A to Transfer Agency and Service Agreement between the Registrant and Investors Bank & Trust Company*

      (9C) Master Administration Agreement between the Registrant and Investors Bank & Trust Company***

      (9D) Most recently dated/filed revised Exhibit A to Master Administration Agreement between the Registrant and Investors Bank & Trust Company***

      (9E) Form of Administrative Services Agreement between Standish, Ayer & Wood, Inc. and the Registrant***

      (9F) Most recently dated/filed revised Exhibit A to Administrative Services Agreement between Standish, Ayer & Wood, Inc. and the Registrant***

      (10)  Opinion and Consent of Counsel for the Registrant**

      (11)  Not applicable

      (12)  Not applicable

      (13)  Not applicable

      (14)  Not applicable

      (15)  Not applicable

      (16)  Performance Calculations

      (17)  Financial Data Schedule of Standish Equity Asset Fund ~

      (18)  Not applicable

      (19A) Power of Attorney for Registrant (Richard S. Wood)^

      (19B) Power of Attorney for Registrant (Samuel C. Fleming)^

      (19C) Power of Attorney for Registrant (Benjamin M. Friedman)^

      (19D) Power of Attorney for Registrant (John H. Hewitt)^

      (19E) Power of Attorney for Registrant (Edward H. Ladd)^

      (19F) Power of Attorney for Registrant (Caleb Loring III)^

      (19G) Power of Attorney for Registrant (D. Barr Clayson)^

      (19H) Power of Attorney for Registrant (Paul G. Martins)**

      (19I) Power of Attorney for Portfolio Trust (Richard S. Wood)^

      (19J) Power of Attorney for Portfolio Trust (Samuel C. Fleming, Benjamin
            M. Friedman, John H. Hewitt, Edward H. Ladd, Caleb Loring III, Richard S. Wood and D. Barr Clayson)+

      (19K) Power of Attorney for Portfolio Trust (Paul G. Martins)**

--------------------
      ^     Filed as an exhibit to Registration Statement No. 33-8214 and incorporated herein by reference thereto.
      +     Filed electronically as an exhibit to Registration Statement No.
            811-07603 and incorporated herein by reference thereto.
      *     Filed electronically as an exhibit to Registration Statement No.
            33-8214 (Post-Effective Amendment No. 81) and incorporated herein by reference thereto.
      **    Filed electronically as an exhibit to Registration Statement No.
            33-8214 (Post-Effective Amendment No. 82) and incorporated herein by reference thereto.
      ***   Filed electronically as an exhibit to Registration Statement No.
            33-8214 (Post-Effective Amendment No. 88) and incorporated herein by reference thereto.
      ~     Filed herewith.

Item 25.    Persons Controlled by or under Common Control with Registrant

      No person is directly or indirectly controlled by or under common control with the Registrant.

Item 26.    Number of Holders of Securities

      Set forth below is the number of record holders, as of April 1, 1998, of the shares of each series of the Registrant.

                                                Number of Record
      Title of Class                                 Holders
      --------------                            ----------------

      Shares of beneficial interest,
      par value $.01, of:

      Standish Fixed Income Fund                      518
      Standish Securitized Fund                         7
      Standish Short-Term Asset                        92
           Reserve Fund
      Standish International Fixed                    238
           Income Fund
      Standish Global Fixed Income Fund                74
      Standish Equity Fund                            201
      Standish Small Capitalization                   282
           Equity Fund
      Standish Massachusetts Intermediate             104
           Tax Exempt Bond Fund
      Standish Intermediate Tax Exempt                164
           Bond Fund
      Standish International Equity Fund              133
      Standish Controlled Maturity Fund                18
      Standish Fixed Income Fund II                    13
      Standish Small Cap Tax-Sensitive                258
        Equity Fund
      Standish Tax-Sensitive Equity Fund              156
      Standish Equity Asset Fund                        1
      Standish Small Capitalization                     1
           Equity Asset Fund
      Standish Fixed Income Asset Fund                  0
      Standish Global Fixed Income Asset Fund           0
      Standish Small Capitalization Equity Fund II     67
      Standish Diversified Income Fund                 18
      Standish Diversified Income Asset Fund            0

Item 27.    Indemnification

      Under the Registrant's Agreement and Declaration of Trust, any past or present Trustee or officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or is otherwise involved by reason of his being or having been a Trustee or officer of the Registrant. The Agreement and Declaration of Trust of the Registrant does not authorize indemnification where it is determined, in the manner specified in the Declaration, that such Trustee or officer has not acted in good faith in the reasonable belief that his actions were in the best interest of the Registrant. Moreover, the Declaration does not authorize indemnification where such Trustee or officer is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person against the Registrant in connection with the securities being registered, and the Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.    Business and Other Connections of Investment Advisers

      The business and other connections of the officers and Directors of Standish, Ayer & Wood, Inc. ("Standish, Ayer & Wood"), the investment adviser to certain series of the Registrant, are listed on the Form ADV of Standish, Ayer & Wood as currently on file with the Commission (File No. 801-584), the text of which is hereby incorporated by reference.

      The business and other connections of the officers and partners of Standish International Management Company, L.P. ("SIMCO"), the investment adviser to certain other series of the Registrant, are listed on the Form ADV of SIMCO as currently on file with the Commission (File No. 801-639338), the text of which is hereby incorporated by reference.

      The following sections of each such Form ADV are incorporated herein by reference:

            (a)  Items 1 and 2 of Part 2;

            (b)  Section IV, Business Background, of each Schedule D.

Item 29.    Principal Underwriter

            (a) Standish Fund Distributors, L.P. serves as the principal underwriter of each of the series of the Registrant as listed in Item 26 above.

            (b)   Directors and Officers of Standish Fund Distributors, L.P.:

                        Positions and Offices     Positions and Offices
Name                    with Underwriter          with Registrant
----                    ----------------          ---------------

James E. Hollis, III    Chief Executive Officer   Vice President

Beverly E. Banfield     Chief Operating Officer   Vice President

      The General Partner of Standish Fund Distributors, L.P. is Standish, Ayer & Wood, Inc.

            (c)   Not applicable.

Item 30.    Location of Accounts and Records

      The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office, located at One Financial Center, Boston, Massachusetts 02111. Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main offices of the Registrant's transfer and dividend disbursing agent and custodian.

Item 31.    Management Services

      Not applicable

Item 32.    Undertakings

            (a)   Not applicable.

            (b) With respect to Standish Equity Asset Fund, Standish Small Capitalization Equity Asset Fund, Standish Fixed Income Asset Fund and Standish Global Fixed Income Asset Fund, the Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of the applicable Post-Effective Amendment to its Registration Statement registering shares of such Funds.

            (c) The Registrant undertakes to furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 1st day of May, 1998.


                                STANDISH, AYER & WOOD
                                INVESTMENT TRUST


                                /s/ Paul G. Martins
                                ----------------------------------------------
                                    Paul G. Martins, Treasurer

      The term "Standish, Ayer & Wood Investment Trust" means and refers to the Trustees from time to time serving under the Agreement and Declaration of Trust of the Registrant dated August 13, 1986, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding personally upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant, but bind only the trust property of the Registrant, as provided in the Agreement and Declaration of Trust of the Registrant. The execution of this Registration Statement has been authorized by the Trustees of the Registrant and this Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

      Signature               Title                             Date


Richard S. Wood*              Trustee and President             May 1, 1998
------------------------      (principal executive officer)
Richard S. Wood


/s/ Paul G. Martins           Treasurer (principal              May 1, 1998
------------------------      financial and accounting
Paul G. Martins               officer)


D. Barr Clayson*              Trustee                           May 1, 1998
------------------------
D. Barr Clayson


Samuel C. Fleming*            Trustee                           May 1, 1998
------------------------
Samuel C. Fleming


Benjamin M. Friedman*         Trustee                           May 1, 1998
------------------------
Benjamin M. Friedman


John H. Hewitt*               Trustee                           May 1, 1998
------------------------
John H. Hewitt


Edward H. Ladd*               Trustee                           May 1, 1998
------------------------
Edward H. Ladd


Caleb Loring III*             Trustee                           May 1, 1998
------------------------
Caleb Loring III


*By:  /s/ Paul G. Martins
      -------------------
      Paul G. Martins
      Attorney-In-Fact

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Standish, Ayer & Wood Master Portfolio has duly caused this Post-Effective Amendment to the Registration Statement of Standish, Ayer & Wood Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hamilton, Bermuda, on the 28th day of February, 1998.

                                         STANDISH, AYER & WOOD
                                         MASTER PORTFOLIO


                                         /s/ Richard S. Wood
                                         ------------------------------------
                                         Richard S. Wood, President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of Standish, Ayer & Wood Investment Trust has been signed by the following persons in their capacities with Standish, Ayer & Wood Master Portfolio and on the date indicated.

Signature                   Title                               Date


Richard S. Wood*            Trustee and President         February 28, 1998
---------------------       (principal executive
Richard S. Wood             officer)



Paul G. Martins*            Treasurer (principal          February 28, 1998
---------------------       financial and accounting
Paul G. Martins             officer)



D. Barr Clayson*            Trustee                       February 28, 1998
---------------------
D. Barr Clayson


Samuel C. Fleming*          Trustee                       February 28, 1998
---------------------
Samuel C. Fleming


Benjamin M. Friedman*       Trustee                       February 28, 1998
---------------------
Benjamin M. Friedman

John H. Hewitt*             Trustee                       February 28, 1998
---------------------
John H. Hewitt


Edward H. Ladd*             Trustee                       February 28, 1998
---------------------
Edward H. Ladd


Caleb Loring III*           Trustee                       February 28, 1998
---------------------
Caleb Loring III


*By:  /s/ James E. Hollis III
      -----------------------
      James E. Hollis, III
      Attorney-In-Fact

                                  EXHIBIT INDEX

Exhibit

      (17)  Financial Data Schedule of Standish Equity Asset Fund


                                      C-12